UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21846

Clough Global Opportunities Fund

(exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Erin E. Douglas, Secretary

Clough Global Opportunities Fund

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 303-623-2577

Date of fiscal year end: March 31

Date of reporting period: September 30, 2010

Item 1. Reports to Stockholders.

Clough Capital Partners, LP

Boston • Hong Kong

Clough Global Allocation Fund

Clough Global Equity Fund

Clough Global Opportunities Fund

9.30.2010

Semi-Annual Report

Clough Global Funds	Table of Contents

Clough Global Funds	Shareholder Letter
September 30, 2010 (Unaudited)

To Investors in the Clough Global Funds:

Clough Global Allocation Fund

•

During the 12 months ended September 30, 2010, the Clough Global Allocation Fund’s (the “Fund”) total return, assuming reinvestment of all distributions, was 3.21% based on net asset value and 9.67% based on the market price of the stock. That compares with a 10.16% return for the S&P 500 for the same period.

•

Since the Fund’s inception on July 28, 2004, the total growth in net asset value assuming reinvestment of all distributions has been 43.08% (27.80% based on market price), this compares to a cumulative total return of 17.60% for the S&P 500 through September 30, 2010.

•	The Fund’s compound annual return since inception based on net asset value is 5.98% (4.05% based on market price) compared to 2.66% of the S&P 500 through September 30, 2010.

•	Total distributions since inception have been $10.81, and based on the current dividend rate of $0.30 per share, offer a yield of 7.81% on market price as of September 30, 2010, of $14.89.

Clough Global Equity Fund

•

During the 12 months ended September 30, 2010, the Clough Global Equity Fund’s (the “Fund”) total return, assuming reinvestment of all distributions, was 2.99% based on net asset value and 10.70% based on the market price of the stock. That compares with a 10.16% return for the S&P 500 for the same period.

•

Since the Fund’s inception on April 27, 2005, the total growth in net asset value assuming reinvestment of all distributions has been 26.35% (14.91% based on market price), this compares to a cumulative total return of 11.04% for the S&P 500 through September 30, 2010.

•	The Fund’s compound annual return since inception based on net asset value is 4.40% (2.59% based on market price) compared to 1.95% of the S&P 500 through September 30, 2010.

•	Total distributions since inception have been $8.81, and based on the current dividend rate of $0.29 per share, offer a yield of 7.75% on market price as of September 30, 2010, of $14.18.

Clough Global Opportunities Fund

•

During the 12 months ended September 30, 2010, the Clough Global Opportunities Fund’s (the “Fund”) total return, assuming reinvestment of all distributions, was 2.00% based on net asset value and 8.47% based on the market price of the stock. That compares with a 10.16% return for the S&P 500 for the same period.

•

Since the Fund’s inception on April 25, 2006, the total growth in net asset value assuming reinvestment of all distributions has been 1.91% (-8.83% based on market price), this compares to a cumulative total return of -3.85% for the S&P 500 through September 30, 2010.

•	The Fund’s compound annual return since inception based on net asset value is 0.43% (-2.06% based on market price) compared to -0.88%of the S&P 500 through September 30, 2010.

•	Total distributions since inception have been $5.58, and based on the current dividend rate of $0.27 per share, offer a yield of 8.14% on market price as of September, 2010, of $12.68.

We have argued in previous letters there is a good case that equity prices should be performing well on the strength of a powerful recovery in earnings and cash flows and the achievement of pre-crisis profit margins even in the face of weak demand. The economy is burdened by the fact that both consumers and businesses are reducing spending and are paying down debt, but everyone already knows that; a weak economy is no longer a surprise that could suddenly rise out of nowhere and bushwhack the stock market. Aggregate profits may stagnate in a no credit growth world but we have concentrated our investments in companies that have reduced the size of their capital stock to its most productive components and have been able to sustain profitability and build cash.

The biggest surprise to us is the failure of the market to recognize the value of growing cash flow streams, particularly in the technology sector. We think this is about to change. Excess cash is building across a number of industries, but cash hoarding strategies are being proven counterproductive and pressure is building on managements to begin to distribute it. Barron’s and others have suggested that if cash rich technology companies for example, establish rising dividend streams, their equity values would increase substantially. Hoarding cash at zero percent interest rates is a poor capital allocation strategy. It not only leaves stranded capital on the balance sheet, but provides incentives to endless new competitors. In response, the market has awarded many of these companies ridiculously low price-to-earnings ratios.

In the case of Microsoft Corp (MSFT-NYSE) for example, estimates are the company is on track to deliver a free cash flow yield1 of 10% in 2010 and 12% in 2011. In a zero money rate world, that is an extremely valuable cash stream, yet the company’s price to earnings ratio has declined to 10xs in the face of a not inconsiderable high single digit revenue growth and low teens earnings growth.

We think a market populated with income starved investors will force a change in these cash hoarding strategies, that in a zero interest rate world, our patience will win out, managements will finally wake up and realize they are suffocating the values they are paid by the shareholders to build, and our work in defining strong cash flow companies will pay off. The cash is already beginning to

The performance data quoted represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the performance quoted.	[1]	An overall return evaluation ratio of a stock, which standardizes the free cash flow per share a company is expected to earn against its market price share.

Semi-Annual Report | September 30, 2010 (Unaudited)	1

Shareholder Letter	Clough Global Funds
September 30, 2010 (Unaudited)

move. Even Microsoft’s dividend exceeds the ten year Treasury yield, merger and acquisition activity and private equity deals are already reemerging and stock buybacks are likely to pick up.

There has been more talk of quantitative easing by the Federal Reserve. Such policies might not have much effect on money supply growth, simply because U.S. households in the aggregate are unable to borrow and it takes borrowing to increase money supplies. Nevertheless, market anticipation has helped the S&P 500 (second most widely followed index of large-cap U.S. stocks) rise above 1150 and emerging markets indexes such as the MSCI AC Asia ex-Japan2 break out above its June 2008 high, making up all of the 2008 – 2009 losses.

We think such a policy is most likely to fuel higher stock prices in emerging markets, where price to earnings ratios3 are similar to that on the S&P 500 but where credit can grow to support high profits. Capital inflows, strong domestic demand, low domestic credit to gross domestic product (GDP) ratios, and Japan’s intent to flood their capital markets with liquidity to halt the Yen’s rise will all likely lend to a liquidity boom in Asia. Many Asian markets have been moving up in recent weeks, something we view as a positive divergence. Hong Kong bank share prices have also been outperforming, another positive indicator.

We continue to find good domestic demand stories throughout Asia. It is easy to underestimate the positive effects of China’s infrastructure investments and its transition to a services based economy. These policies not only improve productivity but create a well trained work force and personal incomes are building. No longer is China overspending on low return steel and aluminum plants, but it is investing in the ability to move its population efficiently and cheaply. During a recent trip to Chongqing, I noted perhaps well in excess of 100 cranes in the ground, but many were simply to replacing old Communist built housing, not necessarily adding to the housing stock.

Not only do we have one of the largest percentages of assets in the Fund’s history committed to Asian markets generally, but a few months ago we added Brian Chen to our analytical staff to focus more on non-China markets such as Malaysia and Indonesia. Brian has twenty years of experience analyzing Asian markets and companies and further illustrates our commitment to having the strongest research effort possible. China’s equity market offers economic dominance of the continent and proliferation of investment opportunities and China’s consumption trends will be the major source of Asia investments for the Funds, but other Asian markets have the advantage that the government is not trying to suppress real estate demand.

Economic indicators out of Brazil also support a fully invested position there. Mortgage loans outstanding rose 51% in August according to Bradesco Equity Research, unemployment fell below 7% and real wages rose 8.1% year over year. Credit growth is rising at double digit rates as a housing expansion gets underway and we believe that the nation’s growth will be underestimated by many investors.

Our holdings of auto related stocks have also trended sideways for several months while the companies have been reporting record profit margins even at depressed sales levels. August auto sales were 11.5 million, still well below replacement levels of perhaps 13.5 million, indicating that profit growth in this cycle still has a long way to go4. As the market becomes more confident of the sustainability of current sales levels, we think the stocks will move higher.

Other sectors are also attractive. For example, life insurance stocks are cheap. There is little or no recognition of franchise value and the stocks have discounted a sharp surge in credit risk when none appears likely. Corporate cash flows are strong, corporate debt is being reduced and credit spreads continue to decline. Several sell at 30 – 40 percent discounts to book value5 and investors are pricing them as if corporate bonds were as distressed as they were eighteen months ago.

We have added to our mortgage insurance holdings over the last month or so. A number of states’ attorney generals have taken action against a number of banks over concerns regarding the integrity of mortgage loan foreclosure procedures. Many mortgage lenders have temporarily suspended foreclosure activities in response. Our sense is these events only intensify pressures to restructure mortgages where underwriting standards are at issue. This would further reduce the number of actual foreclosures that would trigger insurance payments. Evidence that cures of delinquent mortgages continue to outpace new delinquencies also points to improving fundamentals.

The Funds have been invested in oil production and exploration, both in the companies and the suppliers of their technology since we first began to invest. We have watched these stocks trade sideways for some time but it seems to us the futures curve pointing to higher oil prices as one goes out in time that the most efficient way to hold oil reserve is by holding the producer stocks.

Finally the Fund reduced its exposure to investment grade corporate bonds during the quarter. Spreads had declined in many instances to the point that further upside was limited. We invested the proceeds in high dividend Business Development Companies and mortgage real estate investment trusts (REITs). We have also identified selective high dividend stocks in Asia.

We appreciate your confidence in us and endeavor to do the best job we can of investing our clients’ assets. We sincerely appreciate your interest in our funds. If you have any questions about your investment, please call 1-877-256-8445.

Sincerely,

Charles I. Clough, Jr.

[2] [3]	Index designed to measure the equity market performance of Asia, excluding Japan. A valuation ratio of a company’s current share price compared to its per-share earnings.	[4] [5]	U.S. Department of Commerce The value of an asset according to its balance sheet account balance.

2	www.cloughglobal.com

Clough Global Allocation Fund	Portfolio Allocation
September 30, 2010 (Unaudited)

Asset Type (as a % of Value)*

Common Stock US	42.77%
Common Stock Foreign	28.11%
Exchange Traded Funds	-1.11%

Total Equities	69.77%

Corporate Debt	11.43%
Government & Agency Obligations	11.41%
Foreign Government Bonds	1.05%
Asset/Mortgage Backed Securities	0.29%

Total Fixed Income	24.18%

Short-Term Investments	5.64%
Other (Foreign Cash)	0.34%
Options	0.07%

Total Other	6.05%

Rights and Warrants	0.00%**

Total Rights and Warrants	0.00%**

TOTAL INVESTMENTS	100.00%

Global Breakdown (as a % of Value)^

United States	68.63%
Brazil	9.04%
Hong Kong	6.58%
Japan	3.75%
China	2.55%
Cayman Islands	2.00%
Bermuda	1.66%
Great Britain	1.36%
Switzerland	1.33%
Canada	1.24%
South Korea	0.56%
Taiwan	0.53%
Netherlands	0.44%
Marshall Islands	0.38%
Indonesia	0.25%
Luxembourg	0.25%
Israel	0.09%
Singapore	0.03%
European Union	0.00%**
South Africa	0.00%**
Germany	-0.06%
France	-0.16%
India	-0.45%

*	Includes securities sold short.
^	Includes securities sold short and foreign cash balances.
**	Less than 0.005%

Semi-Annual Report | September 30, 2010 (Unaudited)	3

Portfolio Allocation	Clough Global Equity Fund
September 30, 2010 (Unaudited)

Asset Type (as a % of Value)*

Common Stock US	47.88%
Common Stock Foreign	28.77%
Exchange Traded Funds	-1.38%

Total Equities	75.27%

Corporate Debt	9.75%
Government & Agency Obligations	8.51%
Foreign Government Bonds	0.95%
Asset/Mortgage Backed Securities	0.39%

Total Fixed Income	19.60%

Short-Term Investments	4.66%
Other (Foreign Cash)	0.40%
Options	0.07%

Total Other	5.13%

Rights and Warrants	0.00%**

Total Rights and Warrants	0.00%**

TOTAL INVESTMENTS	100.00%

Global Breakdown (as a % of Value)^

United States	68.18%
Brazil	8.90%
Hong Kong	6.54%
Japan	4.23%
China	2.54%
Cayman Islands	1.98%
Bermuda	1.70%
Canada	1.35%
Great Britain	1.33%
Switzerland	1.29%
South Korea	0.55%
Taiwan	0.52%
Netherlands	0.43%
Marshall Islands	0.39%
Luxembourg	0.24%
Israel	0.23%
Indonesia	0.23%
Singapore	0.03%
European Union	0.00%**
South Africa	0.00%**
Germany	-0.05%
France	-0.16%
India	-0.45%

*	Includes securities sold short.
^	Includes securities sold short and foreign cash balances.
**	Less than 0.005%

4	www.cloughglobal.com

Clough Global Opportunities Fund	Portfolio Allocation
September 30, 2010 (Unaudited)

Asset Type (as a % of Value)*

Common Stock US	40.96%
Common Stock Foreign	27.17%
Exchange Traded Funds	-1.49%

Total Equities	66.64%

Corporate Debt	11.24%
Government & Agency Obligations	15.72%
Foreign Government Bonds	1.00%
Asset/Mortgage Backed Securities	0.10%

Total Fixed Income	28.06%

Short-Term Investments	4.61%
Other (Foreign Cash)	0.33%
Options	0.36%

Total Other	5.30%

Rights and Warrants	0.00%**

Total Rights and Warrants	0.00%**

TOTAL INVESTMENTS	100.00%

Global Breakdown (as a % of Value)^

United States	69.69%
Brazil	8.82%
Hong Kong	6.41%
Japan	3.65%
China	2.49%
Cayman Islands	1.92%
Bermuda	1.65%
Great Britain	1.24%
Switzerland	1.21%
Canada	1.20%
South Korea	0.53%
Taiwan	0.51%
Netherlands	0.44%
Marshall Islands	0.36%
Luxembourg	0.24%
Indonesia	0.24%
Singapore	0.04%
South Africa	0.00%**
Germany	-0.05%
France	-0.16%
India	-0.43%

*	Includes securities sold short.
^	Includes securities sold short and foreign cash balances.
**	Less than 0.005%

Semi-Annual Report | September 30, 2010 (Unaudited)	5

Statement of Investments	Clough Global Allocation Fund

September 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS 108.47%
Basic Materials 0.81%
Anglo American PLC - Unsponsored ADR	6,794	$134,997
Fosun International, Ltd.	351,500	279,520
Gerdau S.A. - Sponsored ADR	24,229	329,757
JSR Corp.	14,200	241,713
The Sherwin-Williams Co.	5,300	398,242

		1,384,229

Communications 10.17%
AT&T, Inc.	85,800	2,453,880
Centron Telecom International Holdings, Ltd.	261,800	60,061
China Mobile, Ltd.	23,000	235,518
China Telecom Corp., Ltd. - Class H	688,000	377,747
Chunghwa Telecom Co., Ltd. - ADR	43,544	976,257
Cisco Systems, Inc.(a)	133,100	2,914,890
Equinix, Inc.(a)	4,317	441,845
Google, Inc. - Class A(a)(b)	2,300	1,209,317
Liberty Media Corp. - Class A(a)	32,600	446,946
NII Holdings, Inc. (a)	11,623	477,705
QUALCOMM, Inc.	17,400	785,088
Sina Corp.(a)	13,380	676,760
Tencent Holdings, Ltd.	13,500	295,095
Valassis Communications, Inc.(a)	7,000	237,230
Verizon Communications, Inc.(b)	155,091	5,054,416
The Walt Disney Co.	22,200	735,042

		17,377,797

Consumer Cyclical 17.39%
361 Degrees International, Ltd.	28,400	28,551
American Axle & Manufacturing Holdings, Inc.(a)	91,000	820,820
Anta Sports Products, Ltd.	401,600	930,649
Boshiwa International Holding, Ltd.(a)	38,167	36,795
Bosideng International Holdings, Ltd.	804,000	349,212
Bridgestone Corp.	27,900	508,336
China Lilang, Ltd.	900,300	1,508,458
Cooper Tire & Rubber Co.(b)	87,510	1,717,821
Dana Holding Corp.(a)	31,200	384,384
Denso Corp.	8,800	260,901
Dongfeng Motor Group Co., Ltd. - Class H	564,000	1,154,336
Federal-Mogul Corp.(a)	2,229	42,150
Ford Motor Co.(a)(b)	115,333	1,411,676
Gafisa S.A. - ADR(b)	57,100	884,479
Geely Automobile Holdings, Ltd.	414,000	205,430
Gol Linhas Aereas Inteligentes S.A. - ADR(b)	120,007	1,886,510

	Shares	Value
Consumer Cyclical (continued)
GOME Electrical Appliances Holdings, Ltd.(a)	3,614,600	$1,090,131
The Goodyear Tire & Rubber Co.(a)(b)	194,715	2,093,186
Hankook Tire Co., Ltd.	4,935	142,608
Hengdeli Holdings, Ltd.	1,994,593	922,893
Honda Motor Co., Ltd.	11,300	401,077
Hyatt Hotels Corp. - Class A(a)	9,900	370,161
Intime Department Store Group Co., Ltd.	415,200	572,590
Isuzu Motors, Ltd.	117,000	451,294
Little Sheep Group, Ltd.(c)	59,000	39,922
Localiza Rent A Car S.A.	54,500	908,333
Maoye International Holdings, Ltd.	713,400	333,766
Nissan Motor Co., Ltd.	77,400	675,906
PCD Stores, Ltd.(a)(c)	266,600	84,184
Ports Design, Ltd.	34,100	94,272
Regal Hotels International Holdings, Ltd.	238,390	103,236
Skyworth Digital Holdings, Ltd.	380,000	264,962
Starwood Hotels & Resorts Worldwide, Inc.(b)	25,674	1,349,169
Tam S.A. - Sponsored ADR(b)	28,304	652,973
Tenneco, Inc.(a)	90,858	2,632,156
Tiger Airways Holdings, Ltd.(a)(c)	51,200	78,643
TRW Automotive Holdings Corp.(a)(b)	27,648	1,149,051
United Continental Holdings, Inc.(a)	78,606	1,857,460
US Airways Group, Inc.(a)(b)	143,364	1,326,117

		29,724,598

Consumer Non-cyclical 4.47%
BBMG Corp. - Class H	398,100	559,270
China Agri-Industries Holdings, Ltd.	241,000	341,674
China Foods, Ltd.	41,400	35,910
China Mengniu Dairy Co., Ltd.	61,000	188,688
China National Building Material Co., Ltd. - Class H	266,300	623,976
China Resources Cement
Holdings, Ltd.(a)	1,011,900	596,014
Country Style Cooking Restaurant Chain Co., Ltd. - Sponsored ADR(a)	1,376	39,340
Gilead Sciences, Inc.(a)	9,500	338,295
Hypermarcas S.A.(a)	18,600	285,376
Julio Simoes Logistica S.A.(a)	153,600	758,014
Kraft Foods, Inc. - Class A	31,100	959,746
Man Wah Holdings, Ltd.	988,600	1,187,515
Mills Estruturas e Servicos de Engenharia S.A.(a)	82,152	816,179
NVC Lighting Holdings, Ltd.	19,700	9,953

6	www.cloughglobal.com

Clough Global Allocation Fund	Statement of Investments

September 30, 2010 (Unaudited)

	Shares	Value
Consumer Non-cyclical (continued)
PT Indofood CBP(a)(d)	153,000	$92,486
Ruinian International, Ltd.	160,000	134,040
Santos Brasil Participacoes S.A.	57,000	613,121
West China Cement, Ltd.(a)	180,300	54,377

		7,633,974

Energy 19.33%
Coal 1.78%
Alpha Natural Resources, Inc.(a)(b)	15,109	621,735
Arch Coal, Inc.	6,600	176,286
Consol Energy, Inc.	7,000	258,720
Massey Energy Co.(b)	42,176	1,308,300
Peabody Energy Corp.	3,400	166,634
Walter Energy, Inc.	6,200	503,998

		3,035,673

Oil & Gas Producers 10.92%
Anadarko Petroleum Corp.(b)	31,207	1,780,359
BP PLC - Sponsored ADR	61,867	2,547,064
Canadian Natural Resources, Ltd.(b)	26,300	909,980
China Coal Energy Co., Ltd. - Class H	583,000	964,798
China Shenhua Energy Co., Ltd. - Class H	261,000	1,079,812
Hess Corp.	28,500	1,684,920
InterOil Corp.(a)(b)	36,656	2,508,737
Newfield Exploration Co.(a)	10,200	585,888
Noble Energy, Inc.	13,847	1,039,771
Occidental Petroleum Corp.	17,226	1,348,796
OGX Petroleo e Gas Participacoes S.A.(a)	210,500	2,739,486
Rosetta Resources, Inc.(a)	26,200	615,438
Suncor Energy, Inc.	26,282	855,479

		18,660,528

Oil & Gas Services 6.63%
Calfrac Well Services, Ltd.	14,400	358,565
Cameron International Corp.(a)(b)	55,263	2,374,099
FMC Technologies, Inc.(a)	11,600	792,164
Halliburton Co.	28,500	942,495
National Oilwell Varco, Inc.(b)	53,093	2,361,046
Noble Corp.	27,600	932,604
Transocean, Ltd.(a)	49,800	3,201,642
Trican Well Service, Ltd.(b)	23,400	373,208

		11,335,823

TOTAL ENERGY		33,032,024

Financial 32.17%
Banks 4.50%
Banco Bradesco S.A. - ADR(b)	29,091	592,874

	Shares	Value
Financial (continued)
Banco do Brasil S.A.	15,971	$301,014
Banco Santander Brasil S.A. - ADR	54,100	744,957
Bank of China, Ltd. - Class H	1,032,100	541,401
BOC Hong Kong Holdings, Ltd.	1,085,000	3,440,072
Itau Unibanco Holding S.A. - ADR(b)	60,240	1,456,603
Lloyds Banking Group PLC(a)	378,200	440,356
Popular, Inc.(a)	12,086	35,049
Standard Chartered PLC	4,750	140,562

		7,692,888

Diversified Financial Services 6.05%
Bank of America Corp.(b)	280,205	3,673,488
CIT Group, Inc.(a)	13,800	563,316
Citigroup, Inc.(a)(b)	357,400	1,393,860
Hong Kong Exchanges and Clearing, Ltd.	14,700	289,496
MGIC Investment Corp.(a)(b)	211,297	1,950,271
New York Community Bancorp, Inc.	20,500	333,125
The PMI Group, Inc.(a)(b)	151,770	556,996
Radian Group, Inc.(b)	202,018	1,579,781

		10,340,333

Insurance 2.33%
Arch Capital Group, Ltd.(a)	4,700	393,860
Genworth Financial, Inc. - Class A(a)	90,157	1,101,718
Hartford Financial Services Group, Inc.	48,867	1,121,498
Maiden Holdings, Ltd.(c)	23,900	181,879
MBIA, Inc.(a)(b)	62,542	628,547
Torchmark Corp.	10,277	546,120

		3,973,622

Investment Companies 5.60%
Apollo Investment Corp.(b)	244,889	2,505,214
Ares Capital Corp.(b)	142,024	2,222,676
BlackRock Kelso Capital Corp.	92,225	1,060,588
Golub Capital BDC, Inc.	27,500	420,750
Indochina Capital Vietnam Holdings, Ltd.(a)(d)	24,452	89,983
Knight Capital Group, Inc. - Class A(a)(b)	71,017	879,901
PennantPark Investment Corp.	177,530	1,883,593
Solar Capital, Ltd.	23,582	505,834

		9,568,539

Real Estate 4.43%
Cheung Kong Holdings, Ltd.	260,300	3,945,337
China South City Holdings, Ltd.(c)	1,178,000	182,192

Semi-Annual Report | September 30, 2010 (Unaudited)	7

Statement of Investments	Clough Global Allocation Fund

September 30, 2010 (Unaudited)

	Shares	Value
Financial (continued)
Henderson Land Development Co., Ltd.	154,000	$1,096,619
Inpar S.A.(a)	139,000	248,097
Mingfa Group International Co., Ltd.(c)	579,100	169,427
New World Development, Ltd.	131,000	264,065
PDG Realty S.A. Empreendimentos e Participacoes	111,900	1,330,631
Wharf Holdings, Ltd.	52,000	334,431

		7,570,799

REITS 9.26%
American Capital Agency Corp.	18,800	499,516
Annaly Capital Management, Inc.	278,500	4,901,600
Anworth Mortgage Asset Corp.(b)	152,614	1,088,138
Apollo Commercial Real Estate Finance, Inc.	47,600	764,932
Capstead Mortgage Corp.	75,003	815,283
Chimera Investment Corp.	157,332	621,461
Hatteras Financial Corp.(b)	141,300	4,022,811
Host Hotels & Resorts, Inc.	70,562	1,021,738
Invesco Mortgage Capital, Inc.	42,600	916,752
MFA Financial, Inc.(b)	153,239	1,169,213
Regal Real Estate Investment Trust	37,439	9,699

		15,831,143

TOTAL FINANCIAL		54,977,324

Industrial 12.60%
Aegean Marine Petroleum Network, Inc.	54,600	908,544
Ameresco, Inc. - Class A(a)	65,300	777,070
Asahi Glass Co., Ltd.	25,000	254,852
BE Aerospace, Inc.(a)	71,195	2,157,920
Chicago Bridge & Iron Co.(a)	42,879	1,048,392
China National Materials Co., Ltd. - Class H	161,000	134,048
China State Construction International Holdings, Ltd.	1,241,900	749,092
Crown Holdings, Inc.(a)(b)	45,100	1,292,566
Douglas Dynamics, Inc.	19,400	239,590
Flowserve Corp.	1,642	179,668
Fuji Electric Holdings Co., Ltd.	43,000	112,806
General Cable Corp.(a)(b)	58,600	1,589,232
Golar LNG, Ltd.	3,454	43,244
Hutchison Whampoa, Ltd.	250,000	2,332,820
ITOCHU Corp.	120,700	1,104,633
Jardine Strategic Holdings, Ltd.	21,295	570,706
KBR, Inc.	13,211	325,519

	Shares	Value
Industrial (continued)
Kubota Corp.	43,000	$393,531
Marubeni Corp.	115,000	650,216
McDermott International, Inc.(a)	16,051	237,234
Mitsubishi Corp.	44,500	1,055,995
Mitsui & Co., Ltd.	55,800	830,182
Owens Corning(a)	13,000	333,190
Owens-Illinois, Inc.(a)(b)	48,254	1,354,007
Rheinmetall AG	4,100	271,222
SMC Corp.	3,100	408,852
Sumitomo Electric Industries, Ltd.	22,200	270,719
Sumitomo Heavy Industries, Ltd.	24,300	125,168
Terex Corp.(a)	15,999	366,697
THK Co., Ltd.	7,000	131,145
TransDigm Group, Inc.(b)	20,635	1,280,402

		21,529,262

Technology 7.87%
Apple, Inc.(a)(b)	7,573	2,148,839
Arrow Electronics, Inc.(a)(b)	45,400	1,213,542
ASM Pacific Technology, Ltd.	14,700	131,107
Avnet, Inc.(a)	20,800	561,808
CA, Inc.	11,950	252,384
ChinaCache International Holdings, Ltd. - Sponsored ADR(a)	1,784	24,798
Fiserv, Inc.(a)	9,900	532,818
Intel Corp.	99,300	1,909,539
Keyence Corp.	1,200	261,045
Kingboard Chemical Holdings, Ltd.	41,980	212,636
Magal Security Systems, Ltd.(a)	72,925	218,775
Microsoft Corp.	124,094	3,039,062
Nippon Electric Glass Co., Ltd.	19,000	259,008
Omron Corp.	18,500	420,172
Quanta Computer, Inc.	178,000	288,866
Samsung Electronics Co., Ltd.	1,773	1,208,174
TDK Corp.	3,200	178,438
Xerox Corp.	57,100	590,985

		13,451,996

Utilities 3.66%
Babcock & Wilcox Co.(a)	8,025	170,772
Calpine Corp.(a)(b)	212,995	2,651,788
Cia Energetica de Minas Gerais	58,100	944,297
CPFL Energia S.A.	37,000	850,650
DPL, Inc.	27,500	718,575
Light S.A.	72,600	927,666

		6,263,748

TOTAL COMMON STOCKS (Cost $161,425,958)		185,374,952

8	www.cloughglobal.com

Clough Global Allocation Fund	Statement of Investments

September 30, 2010 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS 4.46%
iShares iBoxx $ High Yield Corporate Bond Fund(b)	31,101	$2,789,449
SPDR Gold Trust(a)(b)	37,800	4,834,998

		7,624,447

TOTAL EXCHANGE TRADED FUNDS (Cost $5,988,280)		7,624,447

WARRANTS 0.00%(e)
Kingboard Chemical Holdings, Ltd., Warrants (exercisable 05/05/2010 - 10/31/2012, subscription price 40.00 HKD)(a)	4,198	2,619

TOTAL WARRANTS (Cost $0)		2,619

Description and Maturity Date	Principal Amount	Value
CORPORATE BONDS 16.06%
Alliant Techsystems, Inc. 04/01/2016, 6.750%	$500,000	523,750
American Axle & Manufacturing, Inc. 03/01/2017, 7.875%(b)	610,000	607,713
Arrow Electronics, Inc. 04/01/2020, 6.000%	250,000	269,979
ArvinMeritor, Inc. 03/15/2018, 10.625%	425,000	472,813
Ball Corp. 03/15/2018, 6.625%	650,000	685,750
Bank of America Corp. 12/01/2017, 5.750%(b)	700,000	749,509
BE Aerospace, Inc. 07/01/2018, 8.500%	525,000	573,563
Bombardier, Inc. 05/01/2034, 7.450%(c)	505,000	482,275
CITIC Resources Holdings, Ltd. 05/15/2014, 6.750%(f)	450,000	470,813
Computer Sciences Corp. 03/15/2018, 6.500%	300,000	344,973
Constellation Brands, Inc. 09/01/2016, 7.250%	675,000	721,406
Crown Americas LLC / Crown Americas Capital Corp. II 05/17/2015, 7.625%	700,000	756,000
Eaton Vance Corp. 10/02/2017, 6.500%	600,000	711,622
Enbridge Energy Partners LP 03/01/2019, 9.875%	375,000	512,089
Felcor Lodging LP 10/01/2014, 10.000%	450,000	491,062

Description and Maturity Date	Principal Amount	Value
CORPORATE BONDS (continued)
Ford Motor Credit Co. LLC 10/01/2014, 8.700%	$850,000	$954,728
Forest Oil Corp. 06/15/2019, 7.250%	600,000	616,500
General Cable Corp. 04/01/2017, 7.125%(b)	700,000	714,000
Genworth Financial, Inc. 06/15/2020, 7.700%	525,000	556,821
Gol Finance 07/20/2020, 9.250%(c)	545,000	565,437
The Goodyear Tire & Rubber Co. 05/15/2016, 10.500%	650,000	739,375
Graphic Packaging International, Inc. 10/01/2018, 7.875%	305,000	314,912
Hanesbrands, Inc. 12/15/2016, 8.000%	490,000	520,012
Iron Mountain, Inc. 01/01/2016, 6.625%	625,000	631,250
JPMorgan Chase & Co. 04/23/2019, 6.300%	675,000	783,553
Lear Corp. 03/15/2018, 7.875%	600,000	639,000
Nabors Industries, Inc. 01/15/2019, 9.250%	550,000	704,852
National Oilwell Varco, Inc. Series B, 08/15/2015, 6.125%	545,000	562,956
Newfield Exploration Co. 05/15/2018, 7.125%	250,000	268,125
PacifiCorp 01/15/2019, 5.500%	600,000	707,081
Patriot Coal Corp. 04/30/2018, 8.250%	340,000	341,700
Petrohawk Energy Corp. 06/01/2015, 7.875%	675,000	710,437
Pioneer Natural Resources Co. 03/15/2017, 6.650%	525,000	562,364
Pride International, Inc. 08/15/2020, 6.875%	100,000	109,375
Range Resources Corp. 05/15/2019, 8.000%	600,000	658,500
Rearden G Holdings EINS GmbH 03/30/2020, 7.875%(c)	440,000	473,000
Roche Holdings, Inc. 03/01/2019, 6.000%(c)	300,000	364,058
Silgan Holdings, Inc. 08/15/2016, 7.250%	500,000	533,125
Spirit Aerosystems, Inc. 10/01/2017, 7.500%	550,000	570,625
Star Energy Geothermal Wayang Windu, Ltd. 02/12/2015, 11.500%(c)	450,000	507,375
Starwood Hotels & Resorts Worldwide, Inc. 05/15/2018, 6.750%(b)	675,000	729,000
TAM Capital 2, Inc. 01/29/2020, 9.500%(f)	520,000	572,000

Semi-Annual Report | September 30, 2010 (Unaudited)	9

Statement of Investments	Clough Global Allocation Fund

September 30, 2010 (Unaudited)

Description and Maturity Date	Principal Amount	Value
CORPORATE BONDS (continued)
Tenneco, Inc. 11/15/2015, 8.125%	$49,000	$51,511
08/15/2018, 7.750%(c)	300,000	309,000
Terex Corp. 11/15/2017, 8.000%	582,000	585,637
Torchmark Corp. 06/15/2016, 6.375%	275,000	311,492
TRW Automotive, Inc. 03/15/2014, 7.000%(c)	575,000	609,500
Tyco International Finance S.A. 01/15/2019, 8.500%	450,000	597,307
Valassis Communications, Inc. 03/01/2015, 8.250%	375,000	395,625
Weatherford International, Ltd. 03/01/2019, 9.625%(b)	615,000	803,510

TOTAL CORPORATE BONDS (Cost $24,620,876)		27,447,060

ASSET/MORTGAGE BACKED SECURITIES 0.75%
Freddie Mac REMICS
Series 2006-3155, Class SA, 11/15/2035, 36.556%(g)	395,636	462,031
Government National Mortgage Association (GNMA)
Series 2007-37, Class SA, 03/20/2037, 21.214%(g)	165,040	180,088
Series 2007-37, Class SB, 03/20/2037, 21.214%(g)	48,264	49,388
Small Business Administration Participation Certificates
Series 2008-20L, Class 1, 12/01/2028, 6.220%	515,836	586,679

TOTAL ASSET/MORTGAGE BACKED SECURITIES (Cost $1,103,720)		1,278,186

FOREIGN GOVERNMENT BONDS 1.48%
Brazilian Government International Bond
01/05/2016, 12.500%	3,700,000	2,531,176

TOTAL FOREIGN GOVERNMENT BONDS (Cost $2,373,760)		2,531,176

GOVERNMENT & AGENCY OBLIGATIONS 15.70%
U.S. Treasury Bonds
08/15/2018, 4.000%	17,300,000	19,677,401
08/15/2019, 3.625%	6,500,000	7,150,000

TOTAL GOVERNMENT & AGENCY OBLIGATIONS (Cost $24,967,817)		26,827,401

	Number of Contracts	Value
CALL OPTIONS PURCHASED 0.10%
Halliburton Co., Expires January, 2011, Exercise Price $30.00	350	$162,750

TOTAL CALL OPTIONS PURCHASED (Cost $213,636)		162,750

	Shares/ Principal Amount	Value
SHORT-TERM INVESTMENTS 7.93%
Money Market Fund
Dreyfus Treasury Prime Money Market Fund (0.000% 7-day yield)(h)	3,554,649	3,554,649

U.S. Treasury Bills
United States Treasury Bills, Discount Notes
02/03/2011, 0.144%(i)	$5,000,000	4,997,795
03/10/2011, 0.184%(i)	5,000,000	4,996,180

TOTAL SHORT-TERM INVESTMENTS (Cost $13,548,019)		13,548,624

Total Investments - 154.95%* (Cost $234,242,066)		264,797,215

Liabilities in Excess of Other Assets - (54.95%)		(93,900,450)

NET ASSETS - 100.00%		$170,896,765

SCHEDULE OF OPTIONS WRITTEN	Number of Contracts	Value
CALL OPTIONS WRITTEN
Halliburton Co., Expires January, 2011, Exercise Price $45.00	350	$(3,500)

TOTAL CALL OPTIONS WRITTEN (Premiums received $48,655)		$(3,500)

SCHEDULE OF SECURITIES SOLD SHORT(a)	Shares	Value
COMMON STOCKS
The Advisory Board Co.	(5,800)	$(256,070)
Aetna, Inc.	(10,700)	(338,227)
Allegheny Technologies, Inc.	(17,100)	(794,295)
American International Group, Inc.	(30,100)	(1,176,910)
AvalonBay Communities, Inc.	(2,126)	(220,955)
Bed Bath & Beyond, Inc.	(6,600)	(286,506)
Berkshire Hathaway, Inc. - Class B	(11,800)	(975,624)
Capella Education Co.	(486)	(37,723)

10	www.cloughglobal.com

Clough Global Allocation Fund	Statement of Investments

September 30, 2010 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT(a) (continued)	Shares	Value
Cie Generale d’Optique Essilor International S.A.	(5,600)	$(385,299)
ConocoPhillips	(9,500)	(545,585)
Costco Wholesale Corp.	(6,300)	(406,287)
Deutsche Bank AG	(7,383)	(405,548)
Diamond Offshore Drilling, Inc.	(5,800)	(393,066)
E*Trade Financial Corp.	(20,561)	(298,957)
Freeport-McMoRan Copper & Gold, Inc.	(3,100)	(264,709)
Health Management Associates, Inc. - Class A	(22,388)	(171,492)
IDEXX Laboratories, Inc.	(3,400)	(209,848)
Infosys Technologies, Ltd. - Sponsored ADR	(16,100)	(1,083,691)
Kohl’s Corp.	(5,000)	(263,400)
Legg Mason, Inc.	(6,800)	(206,108)
Macy’s, Inc.	(8,660)	(199,959)
Martin Marietta Materials, Inc.	(5,600)	(431,032)
MGM Resorts International	(29,500)	(332,760)
Moody’s Corp.	(8,050)	(201,089)
Nabors Industries, Ltd.	(29,259)	(528,418)
Nucor Corp.	(13,100)	(500,420)
Patterson-UTI Energy, Inc.	(19,137)	(326,860)
Petroleo Brasileiro S.A. ADR	(22,175)	(804,287)
PetSmart, Inc.	(5,000)	(175,000)
Rowan Cos., Inc.	(33,998)	(1,032,179)
Seahawk Drilling, Inc.	(1,354)	(11,455)
Tiffany & Co.	(3,100)	(145,669)
UnitedHealth Group, Inc.	(9,700)	(340,567)
Vulcan Materials Co.	(10,600)	(391,352)
Wells Fargo & Co.	(38,866)	(976,703)

		(15,118,050)

EXCHANGE TRADED FUNDS
iShares Russell 2000 Index Fund	(71,200)	(4,803,864)
Vanguard REIT ETF	(105,410)	(5,489,753)

		(10,293,617)

TOTAL SECURITIES SOLD SHORT (Proceeds $22,079,033)		$(25,411,667)

*	All securities are being held as collateral for borrowings, written options and/or short sales as of September 30, 2010. (See note 6)
(a)	Non-Income Producing Security.
(b)	Loaned security; a portion or all of the security is on loan at September 30, 2010.
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2010, these securities had a total value of $4,493,892 or 2.63% of net assets.

(d)

Fair valued security; valued in accordance with procedures approved by the Fund’s Board of Trustees. As of September 30, 2010, these securities had a total value of $182,469 or 0.11% of total net assets.

(e)	Amount represents less than 0.05% of net assets.

(f)

Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. As of September 30, 2010, the aggregate market value of those securities was $1,042,813, representing 0.61% of net assets.

(g)	Floating or variable rate security - rate disclosed as of September 30, 2010.
(h)	Less than 0.0005%.
(i)	Discount at purchase.

See Notes to the Financial Statements.
Semi-Annual Report | September 30, 2010 (Unaudited)	11

Statement of Investments	Clough Global Equity Fund

September 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS 117.21%
Basic Materials 0.82%
Anglo American PLC - Unsponsored ADR	12,536	$249,090
Fosun International, Ltd.	577,500	459,240
Gerdau S.A. - Sponsored ADR	39,858	542,468
JSR Corp.	23,000	391,507
The Sherwin-Williams Co.	8,600	646,204

		2,288,509

Communications 10.83%
AT&T, Inc.	140,300	4,012,580
Centron Telecom International Holdings, Ltd.	437,800	100,438
China Mobile, Ltd.	38,000	389,117
China Telecom Corp., Ltd. - Class H	1,180,000	647,880
Chunghwa Telecom Co., Ltd. - ADR	70,790	1,587,112
Cisco Systems, Inc.(a)(b)	219,100	4,798,290
Equinix, Inc.(a)	9,164	937,935
Google, Inc. - Class A(a)	3,900	2,050,581
Liberty Media Corp. - Class A(a)	53,200	729,372
NII Holdings, Inc.(a)	37,448	1,539,113
QUALCOMM, Inc.	27,600	1,245,312
Sina Corp.(a)	21,840	1,104,667
Tencent Holdings, Ltd.	22,000	480,896
Valassis Communications, Inc.(a)	23,000	779,470
Verizon Communications, Inc.(b)	253,687	8,267,659
The Walt Disney Co.	47,900	1,585,969

		30,256,391

Consumer Cyclical 17.39%
361 Degrees International, Ltd.	46,800	47,048
American Axle & Manufacturing Holdings, Inc.(a)	149,300	1,346,686
Anta Sports Products, Ltd.	640,200	1,483,570
Boshiwa International Holding, Ltd.(a)	62,368	60,126
Bosideng International Holdings, Ltd.	1,320,000	573,332
Bridgestone Corp.	45,500	829,007
China Lilang, Ltd.	1,469,700	2,462,491
Cooper Tire & Rubber Co.(b)	143,337	2,813,705
Dana Holding Corp.(a)	51,000	628,320
Denso Corp.	14,400	426,929
Dongfeng Motor Group Co., Ltd. - Class H	915,000	1,872,726
Federal-Mogul Corp.(a)	3,572	67,546
Ford Motor Co.(a)(b)	187,895	2,299,835
Gafisa S.A. - ADR (b)	93,400	1,446,766

	Shares	Value
Consumer Cyclical (continued)
Geely Automobile Holdings, Ltd.	678,000	$336,429
Gol Linhas Aereas Inteligentes S.A. - ADR(b)	196,631	3,091,039
GOME Electrical Appliances Holdings, Ltd.(a)	5,911,500	1,782,856
The Goodyear Tire & Rubber Co.(a)(b)	321,317	3,454,158
Hankook Tire Co., Ltd.	8,070	233,200
Hengdeli Holdings, Ltd.	3,267,115	1,511,686
Honda Motor Co., Ltd.	18,500	656,630
Hyatt Hotels Corp. - Class A(a)	16,200	605,718
Intime Department Store Group Co., Ltd.	678,900	936,251
Isuzu Motors, Ltd.	190,000	732,870
Little Sheep Group, Ltd.(c)	99,000	66,988
Localiza Rent A Car S.A.	88,800	1,480,000
Maoye International Holdings, Ltd.	1,172,000	548,323
Nissan Motor Co., Ltd.	126,600	1,105,551
PCD Stores, Ltd.(a)(c)	436,100	137,707
Ports Design, Ltd.	55,200	152,605
Regal Hotels International Holdings, Ltd.	466,050	201,825
Skyworth Digital Holdings, Ltd.	622,000	433,701
Starwood Hotels & Resorts Worldwide, Inc.(b)	41,689	2,190,757
Tam S.A. - Sponsored ADR(b)	46,329	1,068,810
Tenneco, Inc.(a)(b)	148,514	4,302,451
Tiger Airways Holdings, Ltd.(a)(c)	85,300	131,021
TRW Automotive Holdings Corp.(a)	44,732	1,859,062
United Continental Holdings, Inc.(a)	128,995	3,048,152
US Airways Group, Inc.(a)(b)	235,235	2,175,924

		48,601,801

Consumer Non-cyclical 4.57%
BBMG Corp. - Class H	651,000	914,556
China Agri-Industries Holdings, Ltd.	393,800	558,304
China Foods, Ltd.	66,900	58,029
China Mengniu Dairy Co., Ltd.	99,000	306,231
China National Building Material Co., Ltd. - Class H	434,000	1,016,919
China Resources Cement Holdings, Ltd.(a)	1,682,600	991,060
Country Style Cooking Restaurant Chain Co., Ltd. - Sponsored ADR(a)	2,314	66,157
Gilead Sciences, Inc.(a)	15,700	559,077
Hypermarcas S.A.(a)	30,200	463,352
Julio Simoes Logistica S.A.(a)	252,800	1,247,565
Kraft Foods, Inc. - Class A	58,600	1,808,396

12	www.cloughglobal.com

Clough Global Equity Fund	Statement of Investments

September 30, 2010 (Unaudited)

	Shares	Value
Consumer Non-cyclical (continued)
Man Wah Holdings, Ltd.	1,625,200	$1,952,205
Mills Estruturas e Servicos de Engenharia S.A.(a)	135,568	1,346,866
NVC Lighting Holdings, Ltd.	31,400	15,864
PT Indofood CBP(a)(d)	249,000	150,516
Ruinian International, Ltd.	262,000	219,491
Santos Brasil Participacoes S.A.	92,500	994,976
West China Cement, Ltd.(a)	294,600	88,849

		12,758,413

Energy 19.54%
Coal 1.81%
Alpha Natural Resources, Inc.(a)(b)	25,416	1,045,868
Arch Coal, Inc.	11,600	309,836
Consol Energy, Inc.	11,300	417,648
Massey Energy Co.(b)	69,044	2,141,745
Peabody Energy Corp.	5,500	269,555
Walter Energy, Inc.	10,700	869,803

		5,054,455

Oil & Gas Producers 11.32%
Anadarko Petroleum Corp.(b)	50,402	2,875,434
BP PLC - Sponsored ADR	98,468	4,053,928
Canadian Natural Resources, Ltd.(b)	39,600	1,370,160
China Coal Energy Co., Ltd. - Class H	952,000	1,575,450
China Shenhua Energy Co., Ltd. - Class H	428,500	1,772,795
Hess Corp.	45,600	2,695,872
InterOil Corp.(a)(b)	60,628	4,149,380
Newfield Exploration Co.(a)	20,800	1,194,752
Noble Energy, Inc.(b)	22,821	1,713,629
Occidental Petroleum Corp.	34,676	2,715,131
OGX Petroleo e Gas Participacoes S.A.(a)	344,300	4,480,784
Rosetta Resources, Inc.(a)	46,400	1,089,936
Suncor Energy, Inc.(b)	59,693	1,943,007

		31,630,258

Oil & Gas Services 6.41%
Calfrac Well Services, Ltd.	24,900	620,019
Cameron International Corp.(a)(b)	87,000	3,737,520
FMC Technologies, Inc.(a)	16,000	1,092,640
Halliburton Co.	45,600	1,507,992
National Oilwell Varco, Inc.(b)	83,799	3,726,542
Noble Corp.	44,700	1,510,413
Transocean, Ltd.(a)	79,400	5,104,626

	Shares	Value
Energy (continued)
Trican Well Service, Ltd.(b)	37,800	$602,875

		17,902,627

TOTAL ENERGY		54,587,340

Financial 32.30%
Banks 4.53%
Banco Bradesco S.A. - ADR(b)	50,309	1,025,297
Banco do Brasil S.A.	25,973	489,526
Banco Santander Brasil S.A. - ADR	88,600	1,220,022
Bank of China, Ltd. - Class H	1,694,900	889,081
BOC Hong Kong Holdings, Ltd.	1,750,000	5,548,503
Itau Unibanco Holding S.A. - ADR(b)	102,969	2,489,790
Lloyds Banking Group PLC(a)	622,700	725,039
Popular, Inc.(a)	19,864	57,606
Standard Chartered PLC	7,750	229,338

		12,674,202

Diversified Financial Services 6.12%
Bank of America Corp.(b)	471,805	6,185,364
CIT Group, Inc.(a)	22,600	922,532
Citigroup, Inc.(a)(b)	584,600	2,279,940
Hong Kong Exchanges and Clearing, Ltd.	24,000	472,647
MGIC Investment Corp.(a)(b)	346,168	3,195,131
New York Community Bancorp, Inc.	33,600	546,000
The PMI Group, Inc.(a)(b)	248,266	911,136
Radian Group, Inc.	329,940	2,580,131

		17,092,881

Insurance 2.33%
Arch Capital Group, Ltd.(a)	7,500	628,500
Genworth Financial, Inc. - Class A(a)	148,686	1,816,943
Hartford Financial Services Group, Inc.	80,237	1,841,439
Maiden Holdings, Ltd.(c)	40,100	305,161
MBIA, Inc.(a)(b)	102,140	1,026,507
Torchmark Corp.	16,635	883,984

		6,502,534

Investment Companies 5.61%
Apollo Investment Corp.(b)	373,326	3,819,125
Ares Capital Corp.(b)	238,982	3,740,068
BlackRock Kelso Capital Corp.	155,128	1,783,972
Golub Capital BDC, Inc.	45,400	694,620
Indochina Capital Vietnam Holdings, Ltd.(a)(d)	36,679	134,979
Knight Capital Group, Inc. - Class A(a)(b)	116,922	1,448,664

Semi-Annual Report | September 30, 2010 (Unaudited)	13

Statement of Investments	Clough Global Equity Fund

September 30, 2010 (Unaudited)

	Shares	Value
Financial (continued)
PennantPark Investment Corp.	303,083	$3,215,711
Solar Capital, Ltd.	38,727	830,694

		15,667,833

Real Estate 4.44%
Cheung Kong Holdings, Ltd.	425,300	6,446,223
China South City Holdings, Ltd.(c)	1,936,000	299,426
Henderson Land Development Co., Ltd.	253,000	1,801,588
Inpar S.A.(a)	227,900	406,772
Mingfa Group International Co., Ltd.(c)	954,100	279,140
New World Development, Ltd.	215,000	433,389
PDG Realty S.A. Empreendimentos e Participacoes	183,400	2,180,856
Wharf Holdings, Ltd.	86,000	553,097

		12,400,491

REITS 9.27%
American Capital Agency Corp.	30,800	818,356
Annaly Capital Management, Inc.	454,800	8,004,480
Anworth Mortgage Asset Corp.	253,742	1,809,180
Apollo Commercial Real Estate Finance, Inc.	78,200	1,256,674
Capstead Mortgage Corp.	124,978	1,358,511
Chimera Investment Corp.	223,763	883,864
Hatteras Financial Corp.(b)	235,000	6,690,450
Host Hotels & Resorts, Inc.	115,194	1,668,009
Invesco Mortgage Capital, Inc.	70,000	1,506,400
MFA Financial, Inc.	248,338	1,894,819
Regal Real Estate Investment Trust	70,405	18,239

		25,908,982

TOTAL FINANCIAL		90,246,923

Industrial 13.38%
Aegean Marine Petroleum Network, Inc.	91,600	1,524,224
Ameresco, Inc. - Class A(a)	106,700	1,269,730
Asahi Glass Co., Ltd.	40,000	407,762
BE Aerospace, Inc.(a)(b)	112,791	3,418,695
Chicago Bridge & Iron Co.(a)(b)	68,750	1,680,938
China National Materials Co., Ltd. - Class H	263,000	218,973
China State Construction International Holdings, Ltd.	2,029,800	1,224,339
Crown Holdings, Inc.(a)(b)	71,600	2,052,056
Douglas Dynamics, Inc.	31,800	392,730

	Shares	Value
Industrial (continued)
Flowserve Corp.	2,714	$296,966
Fuji Electric Holdings Co., Ltd.	70,000	183,637
General Cable Corp.(a)(b)	98,900	2,682,168
Golar LNG, Ltd.	18,015	225,548
Hutchison Whampoa, Ltd.	410,000	3,825,825
ITOCHU Corp.	271,800	2,487,484
Jardine Strategic Holdings, Ltd.	39,314	1,053,615
KBR, Inc.	21,648	533,407
Kubota Corp.	70,000	640,632
Marubeni Corp.	187,000	1,057,307
McDermott International, Inc.(a)	22,620	334,324
Mitsubishi Corp.	99,900	2,370,650
Mitsui & Co., Ltd.	137,500	2,045,700
Owens Corning(a)	21,300	545,919
Owens-Illinois, Inc.(a)(b)	79,003	2,216,824
Rheinmetall AG	6,700	443,217
SMC Corp.	5,400	712,195
Sumitomo Electric Industries, Ltd.	36,300	442,662
Sumitomo Heavy Industries, Ltd.	39,800	205,007
Terex Corp.(a)	25,763	590,488
THK Co., Ltd.	11,500	215,453
TransDigm Group, Inc.	33,897	2,103,309

		37,401,784

Technology 8.18%
Apple, Inc.(a)(b)	12,365	3,508,569
Arrow Electronics, Inc.(a)(b)	74,100	1,980,693
ASM Pacific Technology, Ltd.	24,000	214,052
Avnet, Inc.(a)	34,200	923,742
CA, Inc.	19,500	411,840
ChinaCache International Holdings, Ltd. - Sponsored ADR(a)	2,918	40,560
Fiserv, Inc.(a)	16,100	866,502
Intel Corp.(b)	155,200	2,984,496
Keyence Corp.	1,900	413,321
Kingboard Chemical Holdings, Ltd.	67,168	340,218
Magal Security Systems, Ltd.(a)	308,766	926,298
Microsoft Corp.	203,662	4,987,682
Nippon Electric Glass Co., Ltd.	30,000	408,960
Omron Corp.	30,300	688,174
Quanta Computer, Inc.	291,000	472,247
Samsung Electronics Co., Ltd.	2,872	1,957,066
TDK Corp.	5,300	295,538
Xerox Corp.	140,000	1,449,000

		22,868,958

Utilities 10.20%
Alliant Energy Corp.	33,200	1,206,820

14	www.cloughglobal.com

Clough Global Equity Fund	Statement of Investments

September 30, 2010 (Unaudited)

	Shares	Value
Utilities (continued)
American Electric Power Co., Inc(b)	57,000	$2,065,110
Babcock & Wilcox Co.(a)	11,310	240,677
Calpine Corp.(a)(b)	423,016	5,266,549
Cia Energetica de Minas Gerais	95,100	1,545,656
Constellation Energy Group, Inc.	28,500	918,840
CPFL Energia S.A.	60,500	1,390,928
DPL, Inc.(b)	90,700	2,369,991
Duke Energy Corp.(b)	209,000	3,701,390
Light S.A.	118,700	1,516,722
NV Energy, Inc.(b)	223,200	2,935,080
PG&E Corp.(b)	117,800	5,350,476

		28,508,239

TOTAL COMMON STOCKS (Cost $286,578,049)		327,518,358

EXCHANGE TRADED FUNDS 4.12%
iShares iBoxx $ High Yield Corporate Bond Fund(b)	41,782	3,747,427
SPDR Gold Trust(a)(b)	60,700	7,764,137

		11,511,564

TOTAL EXCHANGE TRADED FUNDS (Cost $9,096,874)		11,511,564

WARRANTS 0.00%(e)
Kingboard Chemical Holdings, Ltd., Warrants (exercisable 05/05/2010 -10/31/2012, subscription price 40.00 HKD)(a)	6,717	4,190

TOTAL WARRANTS (Cost $0)		4,190

Description and Maturity Date	Principal Amount	Value
CORPORATE BONDS 13.79%
Alliant Techsystems, Inc. 04/01/2016, 6.750%	$755,000	790,862
American Axle & Manufacturing, Inc. 03/01/2017, 7.875%(b)	865,000	861,756
Arrow Electronics, Inc. 04/01/2020, 6.000%	400,000	431,966
ArvinMeritor, Inc. 03/15/2018, 10.625%	640,000	712,000
Ball Corp. 03/15/2018, 6.625%	950,000	1,002,250
Bank of America Corp. 05/15/2014, 7.375%(b)	1,000,000	1,150,649

Description and Maturity Date	Principal Amount	Value
CORPORATE BONDS (continued)
BE Aerospace, Inc. 07/01/2018, 8.500%	$725,000	$792,062
Bombardier, Inc. 05/01/2034, 7.450%(c)	825,000	787,875
CITIC Resources Holdings, Ltd. 05/15/2014, 6.750%(f)	650,000	680,063
Constellation Brands, Inc. 09/01/2016, 7.250%	1,175,000	1,255,781
Crown Americas LLC / Crown Americas Capital Corp. II 05/17/2015, 7.625%	1,100,000	1,188,000
Eaton Vance Corp. 10/02/2017, 6.500%	830,000	984,410
Enbridge Energy Partners LP 03/01/2019, 9.875%	575,000	785,203
Felcor Lodging LP 10/01/2014, 10.000%	700,000	763,875
Ford Motor Credit Co. LLC 10/01/2014, 8.700%	1,400,000	1,572,494
Forest Oil Corp. 06/15/2019, 7.250%(b)	1,000,000	1,027,500
General Cable Corp. 04/01/2017, 7.125%(b)	1,050,000	1,071,000
Genworth Financial, Inc. 06/15/2020, 7.700%	780,000	827,277
Gol Finance 07/20/2020, 9.250%(c)	645,000	669,187
The Goodyear Tire & Rubber Co. 05/15/2016, 10.500%	1,100,000	1,251,250
Graphic Packaging International, Inc. 10/01/2018, 7.875%	495,000	511,088
Hanesbrands, Inc. 12/15/2016, 8.000%	675,000	716,344
Iron Mountain, Inc. 01/01/2016, 6.625%	975,000	984,750
JPMorgan Chase & Co. 04/23/2019, 6.300%	1,050,000	1,218,860
Lear Corp. 03/15/2018, 7.875%	950,000	1,011,750
National Oilwell Varco, Inc. Series B, 08/15/2015, 6.125%	1,000,000	1,032,946
Newfield Exploration Co. 05/15/2018, 7.125%	700,000	750,750
Patriot Coal Corp. 04/30/2018, 8.250%	510,000	512,550
Petrohawk Energy Corp. 06/01/2015, 7.875%	1,100,000	1,157,750
Pioneer Natural Resources Co. 03/15/2017, 6.650%	775,000	830,157
Range Resources Corp. 05/15/2019, 8.000%	810,000	888,975
Rearden G Holdings EINS GmbH 03/30/2020, 7.875%(c)	685,000	736,375
Silgan Holdings, Inc. 08/15/2016, 7.250%	650,000	693,062

Semi-Annual Report | September 30, 2010 (Unaudited)	15

Statement of Investments	Clough Global Equity Fund

September 30, 2010 (Unaudited)

Description and Maturity Date	Principal Amount	Value
CORPORATE BONDS (continued)
Spirit Aerosystems, Inc. 10/01/2017, 7.500%	$850,000	$881,875
Star Energy Geothermal Wayang Windu, Ltd. 02/12/2015, 11.500%(c)	675,000	761,062
Starwood Hotels & Resorts Worldwide, Inc. 05/15/2018, 6.750%(b)	1,100,000	1,188,000
TAM Capital 2, Inc. 01/29/2020, 9.500%(f)	775,000	852,500
Tenneco, Inc. 11/15/2015, 8.125%	75,000	78,844
08/15/2018, 7.750%(c)	450,000	463,500
Terex Corp. 11/15/2017, 8.000%	935,000	940,844
Torchmark Corp. 06/15/2016, 6.375%	425,000	481,397
TRW Automotive, Inc. 03/15/2014, 7.000%(c)	925,000	980,500
Tyco International Finance S.A. 01/15/2019, 8.500%	725,000	962,327
Weatherford International, Ltd. 03/01/2019, 9.625%	980,000	1,280,391

TOTAL CORPORATE BONDS (Cost $34,718,461)		38,522,057

ASSET/MORTGAGE BACKED SECURITIES 0.54%
Freddie Mac REMICS
Series 2007-3271, Class AS, 02/15/2037, 37.276%(g)	919,034	1,134,125
Government National Mortgage Association (GNMA)
Series 2007-37, Class SA, 03/20/2037, 21.214%(g)	280,702	306,295
Series 2007-37, Class SB, 03/20/2037, 21.214%(g)	82,088	84,000

TOTAL ASSET/MORTGAGE BACKED SECURITIES (Cost $1,245,877)		1,524,420

FOREIGN GOVERNMENT BONDS 1.35%
Brazilian Government International Bond
01/05/2016, 12.500%	5,500,000	3,762,559

TOTAL FOREIGN GOVERNMENT BONDS (Cost $3,530,827)		3,762,559

GOVERNMENT & AGENCY OBLIGATIONS 12.03%
U.S. Treasury Bonds
08/15/2018, 4.000%	20,600,000	23,430,893
08/15/2019, 3.625%	9,250,000	10,175,000

TOTAL GOVERNMENT & AGENCY OBLIGATIONS (Cost $31,418,990)		33,605,893

	Number of Contracts	Value
CALL OPTIONS PURCHASED 0.09%
Halliburton Co., Expires January, 2011, Exercise Price $30.00	570	$265,050

TOTAL CALL OPTIONS PURCHASED (Cost $347,921)		265,050

	Shares/ Principal Amount	Value
SHORT-TERM INVESTMENTS 6.60%
Money Market Fund
Dreyfus Treasury Prime Money Market Fund (0.000% 7-day yield)(h)	5,437,489	5,437,489

U.S. Treasury Bills
United States Treasury Bills, Discount Notes
02/03/2011, 0.144%(i)	$3,000,000	2,998,677
03/10/2011, 0.184%(i)	10,000,000	9,992,360

TOTAL SHORT-TERM INVESTMENTS (Cost $18,427,752)		18,428,526

Total Investments - 155.73%* (Cost $385,364,751)		435,142,617

Liabilities in Excess of Other Assets - (55.73%)		(155,718,994)

NET ASSETS - 100.00%		$279,423,623

SCHEDULE OF OPTIONS WRITTEN	Number of Contracts	Value
CALL OPTIONS WRITTEN
Halliburton Co., Expires January, 2011, Exercise Price $45.00	570	$(5,700)

TOTAL CALL OPTIONS WRITTEN (Premiums received $79,237)		$(5,700)

SCHEDULE OF SECURITIES SOLD SHORT(a)	Shares	Value
COMMON STOCKS
The Advisory Board Co.	(9,500)	$(419,425)
Aetna, Inc.	(17,600)	(556,336)
Allegheny Technologies, Inc.	(27,700)	(1,286,665)
American International Group, Inc.	(49,200)	(1,923,720)
AvalonBay Communities, Inc.	(3,469)	(360,533)
Bed Bath & Beyond, Inc.	(10,600)	(460,146)

16	www.cloughglobal.com

Clough Global Equity Fund	Statement of Investments

September 30, 2010 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT(a) (continued)	Shares	Value
Berkshire Hathaway, Inc. - Class B	(18,950)	$(1,566,786)
Capella Education Co.	(880)	(68,306)
Cie Generale d’Optique Essilor International S.A.	(9,100)	(626,110)
ConocoPhillips	(15,200)	(872,936)
Costco Wholesale Corp.	(10,300)	(664,247)
Deutsche Bank AG	(11,989)	(658,556)
Diamond Offshore Drilling, Inc.	(9,500)	(643,815)
E*Trade Financial Corp.	(33,515)	(487,308)
Freeport-McMoRan Copper & Gold, Inc.	(5,000)	(426,950)
Health Management Associates, Inc. - Class A	(36,741)	(281,436)
IDEXX Laboratories, Inc.	(5,700)	(351,804)
Infosys Technologies, Ltd. - Sponsored ADR	(26,500)	(1,783,715)
Kohl’s Corp.	(8,100)	(426,708)
Legg Mason, Inc.	(11,100)	(336,441)
Macy’s, Inc.	(14,024)	(323,814)
Martin Marietta Materials, Inc.	(9,200)	(708,124)
MGM Resorts International	(48,400)	(545,952)
Moody’s Corp.	(13,150)	(328,487)
Nabors Industries, Ltd.	(47,808)	(863,412)
Nucor Corp.	(21,500)	(821,300)
Patterson-UTI Energy, Inc.	(31,313)	(534,826)
Petroleo Brasileiro S.A. ADR	(36,220)	(1,313,699)
PetSmart, Inc.	(8,300)	(290,500)
Rowan Cos., Inc.	(55,732)	(1,692,024)
Seahawk Drilling, Inc.	(2,255)	(19,077)
Tiffany & Co.	(5,100)	(239,649)
UnitedHealth Group, Inc.	(15,950)	(560,005)
Vulcan Materials Co.	(17,300)	(638,716)
Wells Fargo & Co.	(63,682)	(1,600,329)

		(24,681,857)

EXCHANGE TRADED FUNDS
iShares Russell 2000 Index Fund	(118,700)	(8,008,689)
Vanguard REIT ETF	(172,226)	(8,969,530)

		(16,978,219)

TOTAL SECURITIES SOLD SHORT (Proceeds $36,162,076)		$(41,660,076)

*	All securities are being held as collateral for borrowings, written options and/or short sales as of September 30, 2010. (See note 6)
(a)	Non-Income Producing Security.
(b)	Loaned security; a portion or all of the security is on loan at September 30, 2010.

(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2010, these securities had a total value of $5,617,942 or 2.01% of net assets.

(d)

Fair valued security; valued in accordance with procedures approved by the Fund’s Board of Trustees. As of September 30, 2010, these securities had a total value of $285,495 or 0.10% of total net assets.

(e)	Amount represents less than 0.05% of net assets.
(f)

Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. As of September 30, 2010, the aggregate market value of those securities was $1,532,563, representing 0.55% of net assets.

(g)	Floating or variable rate security - rate disclosed as of September 30, 2010.
(h)	Less than 0.0005%.
(i)	Discount at purchase.

See Notes to the Financial Statements.
Semi-Annual Report | September 30, 2010 (Unaudited)	17

Statement of Investments	Clough Global Opportunities Fund

September 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS 107.53%
Basic Materials 0.82%
Anglo American PLC - Unsponsored ADR	31,180	$619,547
Fosun International, Ltd.	1,516,500	1,205,952
Gerdau S.A. - Sponsored ADR	103,111	1,403,341
JSR Corp.	61,500	1,046,855
The Sherwin- Williams Co.	22,300	1,675,622

		5,951,317

Communications 10.11%
AT&T, Inc.(a)	360,400	10,307,440
Centron Telecom International Holdings, Ltd.	1,119,800	256,899
China Mobile, Ltd.	100,000	1,023,992
China Telecom Corp., Ltd. - Class H	3,206,000	1,760,256
Chunghwa Telecom Co., Ltd. - ADR	184,273	4,131,401
Cisco Systems, Inc.(a)(b)	577,900	12,656,010
Equinix, Inc.(b)	18,297	1,872,698
Google, Inc. - Class A(a)(b)	9,900	5,205,321
Liberty Media Corp. - Class A(b)	137,000	1,878,270
NII Holdings, Inc.(b)	48,641	1,999,145
QUALCOMM, Inc.	72,850	3,286,992
Sina Corp.(b)	56,280	2,846,642
Tencent Holdings, Ltd.	58,000	1,267,817
Valassis Communications, Inc.(b)	29,600	1,003,144
Verizon Communications, Inc.(a)	652,452	21,263,411
The Walt Disney Co.	94,200	3,118,962

		73,878,400

Consumer Cyclical 17.35%
361 Degrees International, Ltd.	122,800	123,451
American Axle & Manufacturing Holdings, Inc.(b)	387,100	3,491,642
Anta Sports Products, Ltd.	1,693,200	3,923,743
Boshiwa International Holding, Ltd.(b)	163,134	157,271
Bosideng International Holdings, Ltd.	3,466,000	1,505,432
Bridgestone Corp.	119,400	2,175,460
China Lilang, Ltd.	3,898,200	6,531,458
Cooper Tire & Rubber Co.(a)	368,819	7,239,917
Dana Holding Corp.(b)	133,800	1,648,416
Denso Corp.	37,900	1,123,652
Dongfeng Motor Group Co., Ltd. - Class H	2,428,000	4,969,376
Federal-Mogul Corp.(b)	9,408	177,905

	Shares	Value
Consumer Cyclical (continued)
Ford Motor Co.(a)(b)	491,864	$6,020,415
Gafisa S.A. - ADR(a)	241,100	3,734,639
Geely Automobile Holdings, Ltd.	1,780,000	883,249
Gol Linhas Aereas Inteligentes S.A. - ADR(a)	509,244	8,005,316
GOME Electrical Appliances Holdings, Ltd.(b)	15,517,000	4,679,789
The Goodyear Tire & Rubber Co.(a)(b)	823,506	8,852,689
Hankook Tire Co., Ltd.	21,184	612,158
Hengdeli Holdings, Ltd.	8,569,851	3,965,248
Honda Motor Co., Ltd.	48,400	1,717,887
Hyatt Hotels Corp. - Class A(b)	41,700	1,559,163
Intime Department Store Group Co., Ltd.	1,760,000	2,427,164
Isuzu Motors, Ltd.	500,000	1,928,606
Little Sheep Group, Ltd.(c)	257,000	173,898
Localiza Rent A Car S.A.	232,000	3,866,667
Maoye International Holdings, Ltd.	3,074,600	1,438,460
Nissan Motor Co., Ltd.	332,500	2,903,600
PCD Stores, Ltd.(b)(c)	1,150,400	363,260
Ports Design, Ltd.	144,700	400,035
Regal Hotels International Holdings, Ltd.	1,216,760	526,923
Skyworth Digital Holdings, Ltd.	1,634,000	1,139,336
Starwood Hotels & Resorts Worldwide, Inc.	109,565	5,757,641
Tam S.A. - Sponsored ADR(a)	119,467	2,756,104
Tenneco, Inc.(a)(b)	387,108	11,214,519
Tiger Airways Holdings, Ltd.(b)(c)	298,458	458,433
TRW Automotive Holdings Corp.(b)	116,662	4,848,473
United Continental Holdings, Inc.(b)	331,396	7,830,887
US Airways Group, Inc.(a)(b)	604,204	5,588,887

		126,721,169

Consumer Non-cyclical 4.47%
BBMG Corp. - Class H	1,708,800	2,400,603
China Agri-Industries Holdings, Ltd.	1,032,400	1,463,670
China Foods, Ltd.	176,300	152,922
China Mengniu Dairy Co., Ltd.	260,000	804,243
China National Building Material Co., Ltd. - Class H	1,142,400	2,676,793
China Resources Cement Holdings, Ltd.(b)	4,310,500	2,538,905
Country Style Cooking Restaurant Chain Co., Ltd. - Sponsored ADR(b)	5,914	169,081

18	www.cloughglobal.com

Clough Global Opportunities Fund	Statement of Investments

September 30, 2010 (Unaudited)

	Shares	Value
Consumer Non-cyclical (continued)
Gilead Sciences, Inc.(b)	40,400	$1,438,644
Hypermarcas S.A.(b)	77,500	1,189,066
Julio Simoes Logistica S.A.(b)	656,900	3,241,794
Kraft Foods, Inc. - Class A(a)	135,900	4,193,874
Man Wah Holdings, Ltd.	4,265,000	5,123,156
Mills Estruturas e Servicos de Engenharia S.A.(b)	346,446	3,441,937
NVC Lighting Holdings, Ltd.	83,700	42,288
PT Indofood CBP(b)(d)	653,000	394,727
Ruinian International, Ltd.	689,000	577,212
Santos Brasil Participacoes S.A.	242,200	2,605,225
West China Cement, Ltd.(b)	774,500	233,582

		32,687,722

Energy 18.88%
Coal 1.78%
Alpha Natural Resources, Inc.(a)(b)	67,063	2,759,642
Arch Coal, Inc.	29,400	785,274
Consol Energy, Inc.	28,100	1,038,576
Massey Energy Co.(a)	177,275	5,499,071
Peabody Energy Corp.	13,700	671,437
Walter Energy, Inc.	28,000	2,276,120

		13,030,120

Oil & Gas Producers 10.80%
Anadarko Petroleum Corp.(a)	129,964	7,414,446
BP PLC - Sponsored ADR	242,483	9,983,025
Canadian Natural Resources, Ltd.(a)	113,700	3,934,020
China Coal Energy Co., Ltd. - Class H	2,501,000	4,138,866
China Shenhua Energy Co., Ltd. - Class H	1,124,500	4,652,294
Hess Corp.	111,600	6,597,792
InterOil Corp.(a)(b)	154,191	10,552,832
Newfield Exploration Co.(b)	42,800	2,458,432
Noble Energy, Inc.(a)	57,779	4,338,625
Occidental Petroleum Corp.	90,969	7,122,873
OGX Petroleo e Gas Participacoes S.A.(b)	876,600	11,408,234
Rosetta Resources, Inc.(a)(b)	111,600	2,621,484
Suncor Energy, Inc.(a)	111,709	3,636,128

		78,859,051

Oil & Gas Services 6.30%
Calfrac Well Services, Ltd.	61,000	1,518,923
Cameron International Corp.(a)(b)	228,163	9,801,883
FMC Technologies, Inc.(b)	45,400	3,100,366
Halliburton Co.	111,600	3,690,612
National Oilwell Varco, Inc.(a)	219,887	9,778,375

	Shares	Value
Energy (continued)
Noble Corp.	112,300	$3,794,617
Transocean, Ltd.(b)	198,600	12,767,994
Trican Well Service, Ltd.(a)	98,900	1,577,363

		46,030,133

TOTAL ENERGY		137,919,304

Financial 32.35%
Banks 4.71%
Banco Bradesco S.A. - ADR(a)	145,924	2,973,931
Banco do Brasil S.A.	66,954	1,261,917
Banco Santander Brasil S.A. - ADR	229,200	3,156,084
Bank of China, Ltd. - Class H	4,446,000	2,332,204
BOC Hong Kong Holdings, Ltd.	4,631,000	14,682,923
Itau Unibanco Holding S.A. - ADR(a)	304,880	7,371,998
Lloyds Banking Group PLC(b)	1,633,400	1,901,844
Popular, Inc.(b)	50,925	147,683
Standard Chartered PLC	20,400	603,677

		34,432,261

Diversified Financial Services 5.98%
Bank of America Corp.(a)	1,189,125	15,589,429
CIT Group, Inc.(b)	58,200	2,375,724
Citigroup, Inc.(a)(b)	1,503,600	5,864,040
Hong Kong Exchanges and Clearing, Ltd.	63,000	1,240,699
MGIC Investment Corp.(a)(b)	889,907	8,213,842
New York Community Bancorp, Inc.	86,500	1,405,625
The PMI Group, Inc.(a)(b)	638,526	2,343,391
Radian Group, Inc.(a)	849,609	6,643,942

		43,676,692

Insurance 2.31%
Arch Capital Group, Ltd.(b)	19,900	1,667,620
Genworth Financial, Inc. - Class A(a)(b)	386,356	4,721,270
Hartford Financial Services Group, Inc.(a)	206,330	4,735,274
Maiden Holdings, Ltd.(c)	100,900	767,849
MBIA, Inc.(a)(b)	263,405	2,647,220
Torchmark Corp.	43,502	2,311,696

		16,850,929

Investment Companies 5.63%
Apollo Investment Corp.	989,300	10,120,539
Ares Capital Corp.(a)	593,669	9,290,920
BlackRock Kelso Capital Corp.	535,947	6,163,390
Golub Capital BDC, Inc.	118,400	1,811,520
Indochina Capital Vietnam Holdings, Ltd).(b)(d)	85,584	314,949

Semi-Annual Report | September 30, 2010 (Unaudited)	19

Statement of Investments	Clough Global Opportunities Fund

September 30, 2010 (Unaudited)

	Shares	Value
Financial (continued)
Knight Capital Group, Inc. - Class A(a)(b)	302,717	$3,750,664
PennantPark Investment Corp.	707,590	7,507,530
Solar Capital, Ltd.	99,467	2,133,567

		41,093,079

Real Estate 4.44%
Cheung Kong Holdings, Ltd.	1,115,900	16,913,568
China South City Holdings, Ltd.(c)	5,134,000	794,035
Henderson Land Development Co., Ltd.	664,000	4,728,278
Inpar S.A.(b)	589,200	1,051,646
Mingfa Group International Co., Ltd.(c)	2,468,300	722,149
New World Development, Ltd.	563,000	1,134,874
PDG Realty S.A. Empreendimentos e Participacoes	473,200	5,626,941
Wharf Holdings, Ltd.	224,000	1,440,626

		32,412,117

REITS 9.28%
American Capital Agency Corp.	79,200	2,104,344
Annaly Capital Management, Inc.(a)	1,145,800	20,166,080
Anworth Mortgage Asset Corp.(a)	882,969	6,295,569
Apollo Commercial Real Estate Finance, Inc.	202,400	3,252,568
Capstead Mortgage Corp.	311,879	3,390,125
Chimera Investment Corp.	576,004	2,275,216
Hatteras Financial Corp.(a)	599,800	17,076,306
Host Hotels & Resorts, Inc.	299,581	4,337,933
Invesco Mortgage Capital, Inc.	179,900	3,871,448
MFA Financial, Inc.	655,123	4,998,588
Regal Real Estate Investment Trust	182,576	47,298

		67,815,475

TOTAL FINANCIAL		236,280,553

Industrial 12.59%
Aegean Marine Petroleum Network, Inc.(a)	229,200	3,813,888
Ameresco, Inc. - Class A(b)	279,500	3,326,050
Asahi Glass Co., Ltd.	106,000	1,080,570
BE Aerospace, Inc.(a)(b)	293,162	8,885,740
Chicago Bridge & Iron Co.(a)(b)	191,562	4,683,691
China National Materials Co., Ltd. - Class H	691,000	575,325

	Shares	Value
Industrial (continued)
China State Construction International Holdings, Ltd.	5,329,900	$3,214,901
Crown Holdings, Inc.(a)(b)	191,400	5,485,524
Douglas Dynamics, Inc.	83,300	1,028,755
Flowserve Corp.	6,870	751,715
Fuji Electric Holdings Co., Ltd.	184,000	482,702
General Cable Corp.(a)(b)	245,300	6,652,536
Golar LNG, Ltd.	9,826	123,021
Hutchison Whampoa, Ltd.	1,076,000	10,040,457
ITOCHU Corp.	518,700	4,747,087
Jardine Strategic Holdings, Ltd.	105,255	2,820,834
KBR, Inc.	55,561	1,369,023
Kubota Corp.	183,000	1,674,796
Marubeni Corp.	492,000	2,781,792
McDermott International, Inc.(b)	67,442	996,793
Mitsubishi Corp.	191,200	4,537,221
Mitsui & Co., Ltd.	239,800	3,567,700
Owens Corning(b)	54,900	1,407,087
Owens-Illinois, Inc.(a)(b)	203,780	5,718,067
Rheinmetall AG	17,500	1,157,657
SMC Corp.	14,000	1,846,430
Sumitomo Electric Industries, Ltd.	95,400	1,163,359
Sumitomo Heavy Industries, Ltd.	104,400	537,758
Terex Corp.(b)	67,464	1,546,275
THK Co., Ltd.	30,100	563,924
TransDigm Group, Inc.	86,971	5,396,551

		91,977,229

Technology 7.60%
Apple, Inc.(a)(b)	31,971	9,071,771
Arrow Electronics, Inc.(a)(b)	193,600	5,174,928
ASM Pacific Technology, Ltd.	63,000	561,887
Avnet, Inc.(b)	89,300	2,411,993
CA, Inc.	50,450	1,065,504
ChinaCache International Holdings, Ltd. - Sponsored ADR(b)	7,624	105,974
Fiserv, Inc.(b)	41,600	2,238,912
Intel Corp.(a)	426,000	8,191,980
Keyence Corp.	5,100	1,109,439
Kingboard Chemical Holdings, Ltd.	168,759	854,795
Microsoft Corp.	499,849	12,241,302
Nippon Electric Glass Co., Ltd.	80,000	1,090,561
Omron Corp.	79,300	1,801,064
Quanta Computer, Inc.	764,000	1,239,851
Samsung Electronics Co., Ltd.	7,533	5,133,209
TDK Corp.	13,700	763,937

20	www.cloughglobal.com

Clough Global Opportunities Fund	Statement of Investments

September 30, 2010 (Unaudited)

	Shares	Value
Technology (continued)
Xerox Corp.	240,100	$2,485,035

		55,542,142

Utilities 3.36%
Babcock & Wilcox Co.(b)	33,771	718,647
Calpine Corp.(a)(b)	891,694	11,101,590
Cia Energetica de Minas Gerais	244,600	3,975,473
CPFL Energia S.A.	155,700	3,579,628
DPL, Inc.	48,400	1,264,692
Light S.A.	305,300	3,901,055

		24,541,085

TOTAL COMMON STOCKS (Cost $680,180,264)		785,498,921

EXCHANGE TRADED FUNDS 3.58%
iShares iBoxx $ High Yield Corporate Bond Fund(a)	70,841	6,353,729
SPDR Gold Trust(a)(b)	154,800	19,800,468

		26,154,197

TOTAL EXCHANGE TRADED FUNDS (Cost $20,655,417)		26,154,197

WARRANTS 0.00%(e)
Kingboard Chemical Holdings, Ltd., Warrants (exercisable 05/05/2010 - 10/31/2012, subscription price 40.00 HKD)(b)	16,876	10,527

TOTAL WARRANTS
(Cost $0)		10,527

Description and Maturity Date	Principal Amount	Value
CORPORATE BONDS 16.30%
Alliant Techsystems, Inc. 04/01/2016, 6.750%	$2,095,000	2,194,513
American Axle & Manufacturing, Inc. 03/01/2017, 7.875%(a)	2,525,000	2,515,531
Arrow Electronics, Inc. 04/01/2020, 6.000%	1,200,000	1,295,899
ArvinMeritor, Inc. 03/15/2018, 10.625%	1,805,000	2,008,063
Ball Corp. 03/15/2018, 6.625%	2,750,000	2,901,250
09/01/2019, 7.375%	300,000	327,750

Bank of America Corp. 05/15/2014, 7.375%	2,485,000	2,859,363
12/01/2017, 5.750%(a)	500,000	535,363

Description and Maturity Date	Principal Amount	Value
CORPORATE BONDS (continued)
BE Aerospace, Inc. 07/01/2018, 8.500%	$2,100,000	$2,294,250
Bombardier, Inc. 05/01/2034, 7.450%(c)	2,170,000	2,072,350
CITIC Resources Holdings, Ltd. 05/15/2014, 6.750%(f)	1,900,000	1,987,875
Computer Sciences Corp. 03/15/2018, 6.500%	1,400,000	1,609,875
Constellation Brands, Inc. 09/01/2016, 7.250%	3,050,000	3,259,687
Crown Americas LLC / Crown Americas Capital Corp. II 05/17/2015, 7.625%	3,050,000	3,294,000
CSX Corp. 03/15/2018, 6.250%	1,000,000	1,189,001
Eaton Vance Corp. 10/02/2017, 6.500%	2,620,000	3,107,414
Enbridge Energy Partners LP 03/01/2019, 9.875%	1,550,000	2,116,634
Felcor Lodging LP 10/01/2014, 10.000%	1,850,000	2,018,812
Ford Motor Credit Co. LLC 10/01/2014, 8.700%	3,775,000	4,240,118
Forest Oil Corp. 02/15/2014, 8.500%	500,000	548,750
06/15/2019, 7.250%(a)	2,400,000	2,466,000
General Cable Corp. 04/01/2017, 7.125%(a)	2,900,000	2,958,000
Genworth Financial, Inc. 06/15/2020, 7.700%	2,195,000	2,328,041
Gol Finance 07/20/2020, 9.250%(a)(c)	2,310,000	2,396,625
The Goodyear Tire & Rubber Co. 05/15/2016, 10.500%(a)	2,850,000	3,241,875
Graphic Packaging International, Inc. 10/01/2018, 7.875%	1,300,000	1,342,250
Hanesbrands, Inc. 12/15/2016, 8.000%	2,035,000	2,159,644
Iron Mountain, Inc. 01/01/2016, 6.625%	2,550,000	2,575,500
JPMorgan Chase & Co. 04/23/2019, 6.300%	2,775,000	3,221,273
Lear Corp. 03/15/2018, 7.875%	2,450,000	2,609,250
Nabors Industries, Inc. 01/15/2019, 9.250%	2,450,000	3,139,795
National Oilwell Varco, Inc. Series B, 08/15/2015, 6.125%	2,600,000	2,685,660

Newfield Exploration Co. 05/15/2018, 7.125%	1,900,000	2,037,750
Patriot Coal Corp. 04/30/2018, 8.250%	1,400,000	1,407,000
Petrohawk Energy Corp. 06/01/2015, 7.875%	2,925,000	3,078,563

Semi-Annual Report | September 30, 2010 (Unaudited)	21

Statement of Investments	Clough Global Opportunities Fund

September 30, 2010 (Unaudited)

Description and Maturity Date	Principal Amount	Value

CORPORATE BONDS (continued)
Pioneer Natural Resources Co. 03/15/2017, 6.650%	$2,200,000	$2,356,574
Pride International, Inc. 08/15/2020, 6.875%	400,000	437,500
Range Resources Corp. 05/15/2019, 8.000%	2,490,000	2,732,775
Raytheon Co. 12/15/2018, 6.400%	965,000	1,181,759
Rearden G Holdings EINS GmbH 03/30/2020, 7.875%(c)	1,875,000	2,015,625
Roche Holdings, Inc. 03/01/2019, 6.000%(c)	1,475,000	1,789,949
Silgan Holdings, Inc. 08/15/2016, 7.250%	2,225,000	2,372,406
Spirit Aerosystems, Inc. 10/01/2017, 7.500%	2,275,000	2,360,312
Star Energy Geothermal Wayang Windu, Ltd. 02/12/2015, 11.500%(c)	1,875,000	2,114,063
Starwood Hotels & Resorts Worldwide, Inc. 05/15/2018, 6.750%(a)	3,325,000	3,591,000
TAM Capital 2, Inc. 01/29/2020, 9.500%(f)	2,205,000	2,425,500
Tenneco, Inc. 11/15/2015, 8.125%	210,000	220,762
08/15/2018, 7.750%(c)	1,250,000	1,287,500
Terex Corp. 11/15/2017, 8.000%	2,510,000	2,525,688
Torchmark Corp. 06/15/2016, 6.375%	1,100,000	1,245,968
TRW Automotive, Inc. 03/15/2014, 7.000%(c)	2,500,000	2,650,000
Tyco International Finance S.A. 01/15/2019, 8.500%	1,925,000	2,555,145
Valassis Communications, Inc. 03/01/2015, 8.250%	1,625,000	1,714,375
Weatherford International, Ltd. 03/01/2019, 9.625%	2,660,000	3,475,346

TOTAL CORPORATE BONDS (Cost $106,657,916)		119,075,971

ASSET/MORTGAGE BACKED SECURITIES 0.14%
Government National Mortgage Association (GNMA)
Series 2007-37, Class SA, 03/20/2037, 21.214%(g)	756,695	825,685
Series 2007-37, Class SB, 03/20/2037, 21.214%(g)	221,287	226,441

TOTAL ASSET/MORTGAGE BACKED SECURITIES
(Cost $912,046)		1,052,126

Description and Maturity Date	Principal Amount	Value

FOREIGN GOVERNMENT BONDS 1.46%
Brazilian Government International Bond
01/05/2016, 12.500%	$15,550,000	$10,637,781
TOTAL FOREIGN GOVERNMENT BONDS
(Cost $9,976,232)		10,637,781

GOVERNMENT & AGENCY OBLIGATIONS 22.80%
U.S. Treasury Bonds
08/15/2016, 4.875%	14,000,000	16,626,092
05/15/2017, 4.500%	7,000,000	8,184,533
08/15/2017, 4.750%	3,250,000	3,859,628
11/15/2017, 4.250%	20,350,000	23,553,538
08/15/2018, 4.000%	71,000,000	80,756,962
08/15/2019, 3.625%	30,500,000	33,550,000

TOTAL GOVERNMENT & AGENCY OBLIGATIONS
(Cost $153,445,782)		166,530,753

	Number of Contracts	Value

CALL OPTIONS PURCHASED 0.52%
AMR Corp., Expires January, 2012, Exercise Price $10.00	2,000	125,000
Halliburton Co., Expires January, 2011, Exercise Price $30.00	1,500	697,500
Microsoft Corp., Expires January, 2012, Exercise Price $27.50	13,500	2,504,250
Transocean, Ltd, Expires January, 2011, Exercise Price $60.00	500	397,500
Transocean, Ltd, Expires January, 2011, Exercise Price $90.00	3,000	84,000

TOTAL CALL OPTIONS PURCHASED
(Cost $10,050,768)		3,808,250

	Shares/ Principal Amount	Value

SHORT-TERM INVESTMENTS 6.69%
Money Market Fund
Dreyfus Treasury Prime Money Market Fund (0.000% 7-day yield)(h)	8,883,700	8,883,700

U.S. Treasury Bills
United States Treasury Bills, Discount Notes
02/03/2011, 0.144%(i)	$20,000,000	19,991,181
03/10/2011, 0.184%(i)	20,000,000	19,984,720

22	www.cloughglobal.com

Clough Global Opportunities Fund	Statement of Investments

September 30, 2010 (Unaudited)

		Value
TOTAL SHORT-TERM INVESTMENTS (Cost $48,857,178)		$48,859,601

Total Investments - 159.02%* (Cost $1,030,735,603)		1,161,628,127

Liabilities in Excess of Other Assets - (59.02%)		(431,124,009)

NET ASSETS - 100.00%		$730,504,118

SCHEDULE OF OPTIONS WRITTEN	Number of Contracts	Value
CALL OPTIONS WRITTEN
Halliburton Co., Expires January, 2011, Exercise Price $45.00	1,500	$(15,000)

TOTAL CALL OPTIONS WRITTEN (Premiums received $208,525)		$(15,000)

SCHEDULE OF SECURITIES SOLD SHORT(b)	Shares	Value
COMMON STOCKS
The Advisory Board Co.	(24,500)	$(1,081,675)
Aetna, Inc.	(45,200)	(1,428,772)
Allegheny Technologies, Inc.	(71,500)	(3,321,175)
American International Group, Inc.	(126,600)	(4,950,060)
AvalonBay Communities, Inc.	(9,049)	(940,463)
Bed Bath & Beyond, Inc.	(27,300)	(1,185,093)
Berkshire Hathaway, Inc. - Class B	(49,800)	(4,117,464)
Capella Education Co.	(1,866)	(144,839)
Cie Generale d’Optique Essilor International S.A.	(24,700)	(1,699,442)
ConocoPhillips	(37,200)	(2,136,396)
Costco Wholesale Corp.	(26,300)	(1,696,087)
Deutsche Bank AG	(30,936)	(1,699,315)
Diamond Offshore Drilling, Inc.	(24,400)	(1,653,588)
E*Trade Financial Corp.	(86,404)	(1,256,314)
Freeport-McMoRan Copper & Gold, Inc.	(13,100)	(1,118,609)
Health Management Associates, Inc. - Class A	(94,451)	(723,495)
IDEXX Laboratories, Inc.	(14,900)	(919,628)
Infosys Technologies, Ltd. - Sponsored ADR	(68,000)	(4,577,080)
Kohl’s Corp.	(20,900)	(1,101,012)
Legg Mason, Inc.	(28,700)	(869,897)
Macy’s, Inc.	(37,092)	(856,454)

SCHEDULE OF SECURITIES SOLD SHORT(b) (continued)	Shares	Value

Martin Marietta Materials, Inc.	(23,650)	$(1,820,341)
MGM Resorts International	(124,500)	(1,404,360)
Moody’s Corp.	(33,850)	(845,573)
Nabors Industries, Ltd.	(122,766)	(2,217,154)
Nucor Corp.	(55,100)	(2,104,820)
Patterson-UTI Energy, Inc.	(80,426)	(1,373,676)
Petroleo Brasileiro S.A. ADR	(93,323)	(3,384,825)
PetSmart, Inc.	(22,000)	(770,000)
Rowan Cos., Inc.	(142,953)	(4,340,053)
Seahawk Drilling, Inc.	(5,914)	(50,032)
Tiffany & Co.	(13,100)	(615,569)
UnitedHealth Group, Inc.	(40,900)	(1,435,999)
Vulcan Materials Co.	(45,300)	(1,672,476)
Wells Fargo & Co.	(162,717)	(4,089,078)

		(63,600,814)

EXCHANGE TRADED FUNDS
iShares Russell 2000 Index Fund	(279,000)	(18,824,130)
Vanguard REIT ETF	(444,597)	(23,154,612)

		(41,978,742)

TOTAL SECURITIES SOLD SHORT (Proceeds $92,167,557)		$(105,579,556)

*	All securities are being held as collateral for borrowings, written options and/or short sales as of September 30, 2010. (See note 6)
(a)	Loaned security; a portion or all of the security is on loan at September 30, 2010.
(b)	Non-Income Producing Security.
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2010, these securities had a total value of $17,605,736 or 2.41% of net assets.

(d)

Fair valued security; valued in accordance with procedures approved by the Fund’s Board of Trustees. As of September 30, 2010, these securities had a total value of $709,676 or 0.10% of total net assets.

(e)	Amount represents less than 0.05% of net assets.
(f)

Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. As of September 30, 2010, the aggregate market value of those securities was $4,413,375, representing 0.60% of net assets.

(g)	Floating or variable rate security - rate disclosed as of September 30, 2010.
(h)	Less than 0.0005%.
(i)	Discount at purchase.

See Notes to the Financial Statements.
Semi-Annual Report | September 30, 2010 (Unaudited)	23

Statement of Investments	Clough Global Fund

September 30, 2010 (Unaudited)

Abbreviations:

ADR - American Depositary Receipt

AG - Aktiengesellschaft is a German acronym on company names meaning Public Company

CBP - Consumer Branded Products

ETF - Exchange Traded Fund

GmbH - a form of a limited liability corporation common in German-speaking countries

HKD - Hong Kong Dollar

LLC - Limited Liability Corporation

LP - Limited Partnership

Ltd. - Limited

PLC - Public Limited Liability

PT - equivalent of Public Limited Liability Company in Indonesia

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

S.A. - Generally designates corporations in various countries, mostly those employing the civil law

SPDR - Standard & Poor’s Depositary Receipt

For Fund compliance purposes, each Fund’s industry classifications refer to any one of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by each Fund’s management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

See Notes to the Financial Statements.
24	www.cloughglobal.com

Clough Global Funds	Statements of Assets and Liabilities

September 30, 2010 (Unaudited)

	Clough Global Allocation Fund	Clough Global Equity Fund	Clough Global Opportunities Fund
ASSETS:

Investments, at value (Cost - see below)	$264,797,215	$435,142,617	$1,161,628,127
Cash	—	1,756	57,606
Foreign Currency, at value (Cost $810,339, $1,532,946 and $3,469,499)	826,797	1,563,075	3,540,069
Deposit with broker for securities sold short and written options	12,103,003	17,913,072	12,737,659
Dividends receivable	910,315	1,584,247	3,937,695
Interest receivable	743,409	1,039,562	3,593,607
Receivable for investments sold	14,880,141	23,327,427	75,853,272

Total Assets	294,260,880	480,571,756	1,261,348,035

LIABILITIES:

Cash overdraft	98,906	—	—
Loan payable	89,800,000	147,000,000	388,900,000
Interest due on loan payable	6,935	11,352	30,032
Securities sold short (Proceeds $22,079,033, $36,162,076 and $92,167,557)	25,411,667	41,660,076	105,579,556
Options written, at value (Premiums received $48,655, $79,237 and $208,525)	3,500	5,700	15,000
Payable for investment purchased	7,776,968	11,944,604	34,815,071
Dividends payable - short sales	8,272	13,557	35,681
Interest payable - margin account	25,429	42,431	135,666
Accrued investment advisory fee	164,676	346,406	1,009,259
Accrued administration fee	67,047	123,167	322,963
Accrued trustees fee	240	239	239
Other payables and accrued expenses	475	601	450

Total Liabilities	123,364,115	201,148,133	530,843,917

Net Assets	$170,896,765	$279,423,623	$730,504,118

Cost of Investments	$234,242,066	$385,364,751	$1,030,735,603

COMPOSITION OF NET ASSETS:

Paid-in capital	$189,295,706	$313,992,288	$879,576,645
Overdistributed net investment income	(4,163,462)	(7,579,730)	(20,866,809)
Accumulated net realized loss on investments, options, securities sold short and foreign currency transactions	(41,520,277)	(71,378,821)	(245,965,256)
Net unrealized appreciation in value of investments, options, securities sold short and translation of assets and liabilities denominated in foreign currency	27,284,798	44,389,886	117,759,538

Net Assets	$170,896,765	$279,423,623	$730,504,118

Shares of common stock outstanding of no par value, unlimited shares authorized	10,434,606	17,840,705	51,736,859

Net assets value per share	$16.38	$15.66	$14.12

See Notes to the Financial Statements.
Semi-Annual Report | September 30, 2010 (Unaudited)	25

Statements of Operations	Clough Global Funds

For the Six Months Ended September 30, 2010 (Unaudited)

	Clough Global Allocation Fund	Clough Global Equity Fund	Clough Global Opportunities Fund
INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $48,627, $82,425 and $210,337)	$2,922,050	$5,156,441	$12,378,114
Interest on investment securities	2,044,663	2,811,308	9,018,344
Hypothecated securities income (See Note 6)	34,847	76,577	174,357

Total Income	5,001,560	8,044,326	21,570,815

EXPENSES:

Investment advisory fee	1,011,532	2,129,777	6,210,015
Administration fee	411,838	757,254	1,987,205
Interest on loan	689,709	1,129,053	2,986,999
Interest expense - margin account	159,538	266,070	839,599
Trustees fee	74,821	74,821	74,821
Dividend expense - short sales	202,689	332,167	866,693
Other expenses	2,000	2,150	2,025

Total Expenses	2,552,127	4,691,292	12,967,357

Net Investment Income	2,449,433	3,353,034	8,603,458

NET REALIZED GAIN/(LOSS) ON:
Investment securities	(1,889,720)	(4,516,043)	(10,899,587)
Securities sold short	(1,763,725)	(2,828,639)	(7,956,671)
Written options	4,411,351	7,137,978	18,527,102
Foreign currency transactions	(158,547)	(256,233)	(87,656)
Net change in unrealized appreciation/(depreciation) on investments, options, securities sold short and translation of assets and liabilities denominated in foreign currencies	(2,208,005)	(3,695,998)	(9,345,614)

Net loss on investments, options, securities sold short and foreign currency transactions	(1,608,646)	(4,158,935)	(9,762,426)

Net Increase/(Decrease) in Net Assets Attributable to Common Shares from Operations	$840,787 $	(805,901)	$(1,158,968)

See Notes to the Financial Statements.
26	www.cloughglobal.com

Clough Global Funds	Statements of Changes in Net Assets

September 30, 2010 (Unaudited)

	Clough Global Allocation Fund		Clough Global Equity Fund		Clough Global Opportunities Fund
	For the Six Months Ended September 30, 2010 (Unaudited)	For the Year Ended March 31, 2010	For the Six Months Ended September 30, 2010 (Unaudited)	For the Year Ended March 31, 2010	For the Six Months Ended September 30, 2010 (Unaudited)	For the Year Ended March 31, 2010

COMMON SHAREHOLDERS OPERATIONS:

Net investment income	$2,449,433	$3,306,035	$3,353,034	$3,946,856	$8,603,458	$8,678,959
Net realized gain/(loss) from:
Investment securities	(1,889,720)	(9,280,504)	(4,516,043)	(11,512,814)	(10,899,587)	(50,138,051)
Securities sold short	(1,763,725)	(10,892,481)	(2,828,639)	(17,370,998)	(7,956,671)	(45,685,772)
Written options	4,411,351	9,954,687	7,137,978	16,836,515	18,527,102	43,669,348
Foreign currency transactions	(158,547)	(92,011)	(256,233)	(155,633)	(87,656)	(405,192)
Net change in unrealized appreciation/(depreciation) on investments, options, securities sold short and translation of assets and liabilities denominated in foreign currencies	(2,208,005)	56,613,978	(3,695,998)	98,150,460	(9,345,614)	256,578,865

Net Increase/(Decrease) in Net Assets From Operations	840,787	49,609,704	(805,901)	89,894,386	(1,158,968)	212,698,157

DISTRIBUTIONS TO COMMON SHAREHOLDERS:

Net investment income	(6,260,764)	(4,763,937)	(10,347,609)	(6,903,467)	(27,937,904)	(15,069,409)
Tax return of capital	—	(6,714,129)	—	(11,472,459)	—	(35,632,712)

Net Decrease in Net Assets from Distributions	(6,260,764)	(11,478,066)	(10,347,609)	(18,375,926)	(27,937,904)	(50,702,121)

Net Increase/(Decrease) in Net Assets Attributable to Common Shares	(5,419,977)	38,131,638	(11,153,510)	71,518,460	(29,096,872)	161,996,036

NET ASSETS ATTRIBUABLE TO COMMON SHARES:

Beginning of period	176,316,742	138,185,104	290,577,133	219,058,673	759,600,990	597,604,954

End of period*	$170,896,765	$176,316,742	$279,423,623	$290,577,133	$730,504,118	$759,600,990

* Includes Overdistributed Net Investment Income of:	$(4,163,462)	$(352,131)	$(7,579,730)	$(585,155)	$(20,866,809)	$(1,532,363)

See Notes to the Financial Statements.
Semi-Annual Report | September 30, 2010 (Unaudited)	27

Statements of Cash Flows	Clough Global Funds

September 30, 2010 (Unaudited)

	Clough Global Allocation Fund	Clough Global Equity Fund	Clough Global Opportunities Fund
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase/(decrease) in net assets from operations	$840,787	$(805,901)	$(1,158,968)
Adjustments to reconcile net increase/(decrease) in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(194,264,484)	(322,237,718)	(857,291,899)
Proceeds from disposition of investment securities	204,848,501	332,781,292	912,485,989
Cover securities sold short transactions	61,939,291	101,106,581	264,158,097
Proceeds from securities sold short transactions	(64,776,055)	(105,514,750)	(278,748,695)
Written options transactions	13,429,005	21,874,901	57,509,995
Proceeds from written options transactions	(11,531,457)	(18,873,632)	(49,883,647)
Purchased options transactions	(25,705,475)	(41,810,700)	(114,087,787)
Proceeds from purchased options transactions	19,310,462	31,503,746	82,815,025
Net proceeds from short-term investment securities	7,539,929	19,205,815	47,379,852
Net realized loss from investment securities	1,889,720	4,516,043	10,899,587
Net realized loss on securities sold short	1,763,725	2,828,639	7,956,671
Net realized gain on written options	(4,411,351)	(7,137,978)	(18,527,102)
Net realized loss on foreign currency transactions	158,547	256,233	87,656
Net change in unrealized depreciation on investment securities	2,208,005	3,695,998	9,345,614
Premium amortization	89,528	115,664	469,189
Discount accretion	(49,958)	(69,209)	(213,742)
Decrease in deposits with brokers for securities sold short and written options	1,733,363	3,356,359	2,007,952
Increase in dividends receivable	(102,063)	(202,939)	(486,120)
Increase/(Decrease) in interest receivable	53,757	(64,979)	(125,653)
Increase in receivable for investments sold	(5,853,152)	(8,161,581)	(32,592,498)
Decrease in interest due on loan payable	(5)	(9)	(25)
Decrease in payable for investments purchased	(2,701,155)	(5,303,936)	(11,349,261)
Decrease in dividends payable-short sales	(12,183)	(19,168)	(52,178)
Increase in interest payable-margin account	2,053	3,396	11,402
Decrease in accrued investment advisory fee	(12,389)	(27,558)	(81,263)
Decrease in accrued administration fee	(5,044)	(9,798)	(26,004)
Decrease in accrued trustee fee	(5,195)	(5,196)	(5,196)
Increase in other payables	475	601	450

Net cash used in operating activities	6,377,182	11,000,216	30,497,441

CASH FLOWS FROM FINANCING ACTIVITIES:
Cash distributions paid	(6,260,764)	(10,347,609)	(27,937,904)

Net cash used in financing activities	(6,260,764)	(10,347,609)	(27,937,904)

Net increase in cash	116,418	652,607	2,559,537

Cash and foreign currency, beginning balance	$611,473	$912,224	$1,038,138
Cash and foreign currency, ending balance	$727,891	$1,564,831	$3,597,675

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for interest from bank borrowing:	$689,714	$1,129,062	$2,987,024

See Notes to the Financial Statements.
28	www.cloughglobal.com

Clough Global Allocation Fund	Financial Highlights

For a share outstanding throughout the periods indicated

	For the Six Months Ended September 30, 2010 (Unaudited)		For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Year Ended March 31, 2007	For the Period June 1, 2005 to March 31, 2006 ^		For the Period July 28, 2004 (inception) to May 31, 2005

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value - beginning of period	$16.90		$13.24	$21.60	$22.61	$24.42	$20.78		$19.10

Income from investment operations:
Net investment income	0.23	*	0.32 *	0.30 *	0.46 *	1.79	0.92		0.93
Net realized and unrealized gain/(loss) on investments	(0.15)		4.44	(7.05)	1.47	(0.98)	4.75		1.99
Distributions to Preferred Shareholders from:
Net investment income	—		—	(0.05)	(0.49)	(0.47)	(0.31)		(0.14)

Total from Investment Operations	0.08		4.76	(6.80)	1.44	0.34	5.36		2.78

DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income	(0.60)		(0.46)	(0.81)	(1.72)	(1.44)	(1.05)		(0.93)
Net realized gains	—		—	(0.31)	(0.73)	(0.71)	(0.67)		—
Tax return of capital	—		(0.64)	(0.44)	—	—	—		—

Total Distributions to Common Shareholders	(0.60)		(1.10)	(1.56)	(2.45)	(2.15)	(1.72)		(0.93)

CAPITAL SHARE TRANSACTIONS:
Common share offering costs charged to paid-in capital	—		—	—	—	—	—		(0.04)
Preferred share offering costs and sales load charged to paid-in capital	—		—	—	—	—	—		(0.13)

Total Capital Share Transactions	—		—	—	—	—	—		(0.17)

Net asset value - end of period	$16.38		$16.90	$13.24	$21.60	$22.61	$24.42		$20.78

Market Price - end of period	$14.89		$15.92	$10.68	$18.90	$20.82	$23.99		$22.59

Total Investment Return - Net Asset Value:(1)	0.79%		38.14%	(32.20)%	7.10%	1.59%	25.99%		13.89%
Total Investment Return - Market Price:(1)	(2.74)%		61.32%	(37.50)%	1.77%	(4.77)%	13.85%		18.24%

RATIOS AND SUPPLEMENTAL DATA:
Net assets attributable to common shares, end of period (000s)	$170,897		$176,317	$138,185	$225,359	$235,962	$248,354		$205,260
Ratios to average net assets attributable to common shareholders:
Total expenses(2)	3.08	%(3)	3.22%	3.35%	2.10%	2.02%	2.07	%(3)	1.89	%(3)
Total expenses excluding interest expense and dividends on short sales expense(2)	1.81	%(3)	1.88%	2.76%	1.73%	1.75%	1.64	%(3)	1.37	%(3)
Net investment income(2)	2.95	%(3)	1.96%	1.73%	2.02%	2.63%	2.73	%(3)	1.23	%(3)
Preferred share dividends	N/A		N/A	0.30%	2.14%	2.10%	1.62	%(3)	0.82	%(3)
Portfolio turnover rate	76%		115%	233%	136%	187%	182%		236%

AUCTION MARKET PREFERRED SHARES (“AMPS”)
Liquidation value, end of period including dividends on preferred shares (000)	N/A		N/A	— (4)	$95,052	$95,042	$95,051		$95,050
Total shares outstanding (000)	N/A		N/A	— (4)	3.8	3.8	3.8		3.8
Asset coverage per share(5)	N/A		N/A	— (4)	$84,319	$87,106	$90,370		$79,029

Semi-Annual Report | September 30, 2010 (Unaudited)	29

Financial Highlights	Clough Global Allocation Fund

For a share outstanding throughout the periods indicated

	For the Six Months Ended September 30, 2010 (Unaudited)	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009		For the Year Ended March 31, 2008	For the Year Ended March 31, 2007	For the Period June 1, 2005 to March 31, 2006^	For the Period July 28, 2004 (inception) to May 31, 2005
Liquidation preference per share	N/A	N/A	—	(4)	$25,000	$25,000	$25,000	$25,000
Average market value per share(6)	N/A	N/A	—	(4)	$25,000	$25,000	$25,000	$25,000

Borrowings at End of Period
Aggregate Amount Outstanding (000)	$89,800	$89,800	$60,200		N/A	N/A	N/A	N/A
Asset Coverage Per $1,000 (000)	$2,903	$2,963	$3,295		N/A	N/A	N/A	N/A

^	As approved by the Board of Trustees of the Fund, the fiscal year-ended changed from May 31 to March 31, effective March 15, 2006.
*	Based on average shares outstanding.
(1)

Total investment return is calculated assuming a purchase of a common share at the opening on the first day and a sale at the closing on the last day of each period reported. Total investment return on net asset value excludes a sales load of $0.90 per share for the period, effectively reducing the net asset value at issuance from $20.00 to $19.10. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at price obtained under the Fund’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions on the purchase or sale of the Fund’s common shares. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

(2)	Ratios do not reflect dividend payments to preferred shareholders.
(3)	Annualized.
(4)	All series of AMPS issued by the Fund were fully redeemed, at par value, on May 22, 2008.
(5)	Calculated by subtracting the Fund’s total liabilities (excluding Preferred Shares) from the Fund’s total assets and dividing by the number of preferred shares outstanding.
(6)	Based on monthly prices.

See Notes to the Financial Statements.
30	www.cloughglobal.com

Clough Global Equity Fund	Financial Highlights

For a share outstanding throughout the periods indicated

	For the Six Months Ended September 30, 2010 (Unaudited)		For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Year Ended March 31, 2007	For the Period April 27, 2005 (inception) to March 31, 2006

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value - beginning of period	$16.29		$12.28	$20.88	$22.17	$23.74	$19.10

Income from investment operations:
Net investment income	0.19	*	0.22 *	0.16 *	0.34 *	1.77	0.86
Net realized and unrealized gain/(loss) on investments	(0.24)		4.82	(7.21)	1.38	(0.88)	5.13
Distributions to Preferred Shareholders from:
Net investment income	—		—	(0.03)	(0.53)	(0.51)	(0.23)

Total from Investment Operations	(0.05)		5.04	(7.08)	1.19	0.38	5.76

DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income	(0.58)		(0.39)	(0.24)	(1.67)	(1.70)	(0.96)
Net realized gains	—		—	(0.48)	(0.81)	(0.25)	—
Tax return of capital	—		(0.64)	(0.80)	—	—	—

Total Distributions to Common Shareholders	(0.58)		(1.03)	(1.52)	(2.48)	(1.95)	(0.96)

CAPITAL SHARE TRANSACTIONS:
Common share offering costs charged to paid-in capital	—		—	—	—	—	(0.04)
Preferred share offering costs and sales load charged to paid-in capital	—		—	—	—	—	(0.12)

Total Capital Share Transactions	—		—	—	—	—	(0.16)

Net asset value - end of period	$15.66		$16.29	$12.28	$20.88	$22.17	$23.74

Market Price - end of period	$14.18		$14.33	$9.77	$18.00	$20.13	$22.46

Total Investment Return - Net Asset Value:(1)	0.13%		43.62%	(34.55)%	6.24%	2.03%	29.90%
Total Investment Return - Market Price:(1)	3.07%		58.80%	(39.60)%	0.86%	(2.08)%	17.36%

RATIOS AND SUPPLEMENTAL DATA:
Net assets attributable to common shares, end of period (000s)	$279,424		$290,577	$219,059	$372,490	$395,594	$419,315
Ratios to average net assets attributable to common shareholders:
Total expenses before reimbursements(2)	3.45	%(3)	3.57%	3.81%	2.50%	2.43%	2.29	%(3)
Total expenses after reimbursements(2)	3.45	%(3)	3.57%	3.81%	2.50%	2.43%	2.26	%(3)
Total expenses before reimbursements excluding interest expense and dividends on short sales expense(2)	2.18	%(3)	2.25%	2.26%	2.14%	2.16%	1.94	%(3)
Total expenses after reimbursements excluding interest expense and dividends on short sales expense(2)	2.18	%(3)	2.25%	2.26%	2.14%	2.16%	1.92	%(3)
Net investment income(2)	2.47	%(3)	1.43%	0.95%	1.53%	1.45%	0.98	%(3)
Preferred share dividends	N/A		N/A	0.20%	2.35%	2.28%	1.16	%(3)
Portfolio turnover rate	77%		116%	207%	155%	200%	164%

AUCTION MARKET PREFERRED SHARES (“AMPS”)
Liquidation value, end of period including dividends on preferred shares (000)	N/A		N/A	— (4)	$175,346	$175,444	$175,411

Semi-Annual Report | September 30, 2010 (Unaudited)	31

Financial Highlights	Clough Global Equity Fund

For a share outstanding throughout the periods indicated

	For the Six Months Ended September 30, 2010 (Unaudited)	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009		For the Year Ended March 31, 2008	For the Year Ended March 31, 2007	For the Period April 27, 2005 (inception) to March 31, 2006
Total shares outstanding (000)	N/A	N/A	—	(4)	7	7	7
Asset coverage per share(5)	N/A	N/A	—	(4)	$78,262	$81,577	$84,961
Liquidation preference per share	N/A	N/A	—	(4)	$25,000	$25,000	$25,000
Average market value per share(6)	N/A	N/A	—	(4)	$25,000	$25,000	$25,000

Borrowings at End of Period
Aggregate Amount Outstanding (000)	$147,000	$147,000	$98,200		N/A	N/A	N/A
Asset Coverage Per $1,000 (000)	$2,901	$2,977	$3,231		N/A	N/A	N/A

*	Based on average shares outstanding.
(1)

Total investment return is calculated assuming a purchase of a common share at the opening on the first day and a sale at the closing on the last day of each period reported. Total investment return on net asset value excludes a sales load of $0.90 per share for the period, effectively reducing the net asset value at issuance from $20.00 to $19.10. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at price obtained under the Fund’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions on the purchase or sale of the Fund’s common shares. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

(2)	Ratios do not reflect dividend payments to preferred shareholders.
(3)	Annualized.
(4)	All series of AMPS issued by the Fund were fully redeemed, at par value, on May 5, 2008.
(5)	Calculated by subtracting the Fund’s total liabilities (excluding Preferred Shares) from the Fund’s total assets and dividing by the number of preferred shares outstanding.
(6)	Based on monthly prices.

See Notes to the Financial Statements.
32	www.cloughglobal.com

Clough Global Opportunities Fund	Financial Highlights

For a share outstanding throughout the periods indicated

	For the Six Months Ended September 30, 2010 (Unaudited)		For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period April 2006 (inception) to March 31, 2007

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value - beginning of period	$14.68		$11.55	$19.03	$19.17	$19.10

Income from investment operations:
Net investment income	0.17	*	0.17 *	0.12 *	0.35 *	0.90
Net realized and unrealized gain/(loss) on investments	(0.19)		3.94	(6.20)	1.50	0.40
Distributions to Preferred Shareholders from:
Net investment income	—		—	(0.04)	(0.46)	(0.20)

Total from Investment Operations	(0.02)		4.11	(6.12)	1.39	1.10

DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income	(0.54)		(0.29)	(0.06)	(1.46)	(0.90)
Net realized gains	—		—	(0.03)	(0.07)	—
Tax return of capital	—		(0.69)	(1.27)	—	—

Total Distributions to Common Shareholders	(0.54)		(0.98)	(1.36)	(1.53)	(0.90)

CAPITAL SHARE TRANSACTIONS:
Common share offering costs charged to paid-in capital	—		—	—	—	(0.04)
Preferred share offering costs and sales load charged to paid - in capital	—		—	— (1)	—	(0.09)

Total Capital Share Transactions	—		—	—	—	(0.13)

Net asset value - end of period	$14.12		$14.68	$11.55	$19.03	$19.17

Market Price - end of period	$12.68		$13.04	$9.20	$16.32	$17.44

Total Investment Return - Net Asset Value:(2)	0.31%		37.93%	(32.68)%	8.06%	5.45%
Total Investment Return - Market Price:(2)	1.41%		53.82%	(37.48)%	1.86%	(8.38)%

RATIOS AND SUPPLEMENTAL DATA:
Net assets attributable to common shares, end of period (000s)	$730,504		$759,601	$597,605	$984,608	$991,948
Ratios to average net assets attributable to common shareholders:
Total expenses(3)	3.65	%(4)	3.72%	3.84%	2.52%	2.12	%(4)
Total expenses excluding interest expense and dividends on short sales expense(3)	2.33	%(4)	2.39%	2.38%	2.29%	1.90	%(4)
Net investment income(3)	2.42	%(4)	1.19%	0.80%	1.76%	1.75	%(4)
Preferred share dividends	N/A		N/A	0.23%	2.34%	1.13	%(4)
Portfolio turnover rate	76%		115%	224%	171%	246%

AUCTION MARKET PREFERRED SHARES (“AMPS”)
Liquidation value, end of period including dividends on preferred shares (000)	N/A		N/A	— (5)	$450,380	$450,450
Total shares outstanding (000)	N/A		N/A	— (5)	18	18
Asset coverage per share(6)	N/A		N/A	— (5)	$79,722	$80,133
Liquidation preference per share	N/A		N/A	— (5)	$25,000	$25,000
Average market value per share(7)	N/A		N/A	— (5)	$25,000	$25,000

Borrowings at End of Period
Aggregate Amount Outstanding (000)	$388,900		$388,900	$239,500	N/A	N/A
Asset Coverage Per $1,000 (000)	$2,878		$2,953	$3,495	N/A	N/A

*	Based on average shares outstanding.
(1)	Less than $0.005.

Semi-Annual Report | September 30, 2010 (Unaudited)	33

Financial Highlights	Clough Global Opportunities Fund

For a share outstanding throughout the periods indicated

(2)

Total investment return is calculated assuming a purchase of a common share at the opening on the first day and a sale at the closing on the last day of each period reported. Total investment return on net asset value excludes a sales load of $0.90 per share for the period, effectively reducing the net asset value at issuance from $20.00 to $19.10. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at price obtained under the Fund’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions on the purchase or sale of the Fund’s common shares. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

(3)	Ratios do not reflect dividend payments to preferred shareholders.
(4)	Annualized.
(5)	All series of AMPS issued by the Fund were fully redeemed, at par value, on May 23, 2008.
(6)	Calculated by subtracting the Fund’s total liabilities (excluding Preferred Shares) from the Fund’s total assets and dividing by the number of preferred shares outstanding.
(7)	Based on monthly prices.

See Notes to the Financial Statements.
34	www.cloughglobal.com

Clough Global Funds	Notes to Financial Statements

September 30, 2010 (Unaudited)

1. SIGNIFICANT ACCOUNTING AND OPERATING POLICIES

Clough Global Allocation Fund, Clough Global Equity Fund, and Clough Global Opportunities Fund,(each, a “Fund” and collectively, the “Funds”) are each a closed-end management investment company that was organized under the laws of the state of Delaware by an Amended Agreement and Declaration of Trust dated April 27, 2004, January 25, 2005, respectively for Clough Global Allocation Fund and Clough Global Equity Fund and an Agreement and Declaration of Trust dated January 12, 2006 for Clough Global Opportunities Fund. Each Fund is a non-diversified series with an investment objective to provide a high level of total return. Each Declaration of Trust provides that the Trustees may authorize separate classes of shares of beneficial interest.

Security Valuation: The net asset value per share of each Fund is determined no less frequently than daily, on each day that the New York Stock Exchange (the “Exchange”) is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Trading may take place in foreign issues held by the Fund at times when a Fund is not open for business. As a result, each Fund’s net asset value may change at times when it is not possible to purchase or sell shares of a Fund. Securities held by each Fund for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean of the bid and asked prices on such day. Debt securities for which the over-the-counter market is the primary market are normally valued on the basis of prices furnished by one or more pricing services at the mean between the latest available bid and asked prices. As authorized by the Trustees, debt securities (other than short-term obligations) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of securities. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates value, unless the Trustees determine that under particular circumstances such method does not result in fair value. Over-the-counter options are valued at the mean between bid and asked prices provided by dealers. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Securities for which there is no such quotation or valuation and all other assets are valued at fair value in good faith by or at the direction of the Trustees.

Foreign Securities: Each Fund may invest a portion of its assets in foreign securities. In the event that a Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of each Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is included with the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Funds’ Statements of Operations.

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. Each Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to a Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by a Fund and the resulting unrealized appreciation or depreciation are determined using prevailing forward foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Funds’ Statements of Assets and Liabilities as a receivable or a payable and in the Funds’ Statements of Operations with the change in unrealized appreciation or depreciation. There were no outstanding foreign currency contracts for the Funds as of September 30, 2010.

A Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statements of Operations.

Fair Valuation: If the price of a security is unavailable in accordance with a Fund’s pricing procedures, or the price of a security is unreliable, e.g., due to the occurrence of a significant event, the security may be valued at its fair value determined pursuant to procedures adopted by the Board of Trustees. For this purpose, fair value is the price that a Fund reasonably expects to receive on a current sale of the security. Due to the number of variables affecting the price of a security, however; it is possible that the fair value of a security may not accurately reflect the price that a Fund could actually receive on a sale of the security. As of September 30, 2010, securities which have been fair valued represented 0.11%, 0.10% and 0.10% of net assets of Clough Global Allocation Fund, Clough Global Equity Fund, and Clough Opportunities Equity Fund, respectively.

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Semi-Annual Report | September 30, 2010 (Unaudited)	35

Notes to Financial Statements	Clough Global Funds

September 30, 2010 (Unaudited)

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments

Level 2 – Significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2010 in valuing each Fund’s investments carried at value:

Clough Global Allocation Fund

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks
Basic Materials	$1,384,229	$—	$—	$1,384,229
Communications	17,377,797	—	—	17,377,797
Consumer Cyclical	29,724,598	—	—	29,724,598
Consumer Non-cyclical	7,541,488	92,486	—	7,633,974
Energy	33,032,024	—	—	33,032,024
Financial	54,887,341	—	89,983	54,977,324
Industrial	21,529,262	—	—	21,529,262
Technology	13,451,996	—	—	13,451,996
Utilities	6,263,748	—	—	6,263,748
Exchange Traded Funds	7,624,447	—	—	7,624,447
Warrants	2,619	—	—	2,619
Corporate Bonds	—	27,447,060	—	27,447,060
Asset/Mortgage Backed Securities	—	1,278,186	—	1,278,186
Foreign Government Bonds	2,531,176	—	—	2,531,176
Government & Agency Obligations	26,827,401	—	—	26,827,401
Call Options Purchased	162,750	—	—	162,750
Short-Term Investments	13,548,624	—	—	13,548,624

TOTAL	$235,889,500	$28,817,732	$89,983	$264,797,215

Other Financial Instruments*
Liabilities
Call Options Written	$(3,500)	$—	$—	$(3,500)
Securities Sold Short	(25,411,667)	—	—	(25,411,667)

TOTAL	$(25,415,167)	$—	$—	$(25,415,167)

Clough Global Equity Fund

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks
Basic Materials	$2,288,509	$—	$—	$2,288,509
Communications	30,256,391	—	—	30,256,391
Consumer Cyclical	48,601,801	—	—	48,601,801
Consumer Non-cyclical	12,607,897	150,516	—	12,758,413
Energy	54,587,340	—	—	54,587,340
Financial	90,111,944	—	134,979	90,246,923
Industrial	37,401,784	—	—	37,401,784
Technology	22,868,958	—	—	22,868,958
Utilities	28,508,239	—	—	28,508,239
Exchange Traded Funds	11,511,564	—	—	11,511,564
Warrants	4,190	—	—	4,190
Corporate Bonds	—	38,522,057	—	38,522,057
Asset/Mortgage Backed Securities	—	1,524,420	—	1,524,420
Foreign Government Bonds	3,762,559	—	—	3,762,559
Government & Agency Obligations	33,605,893	—	—	33,605,893
Call Options Purchased	265,050	—	—	265,050

36	www.cloughglobal.com

Clough Global Funds	Notes to Financial Statements

September 30, 2010 (Unaudited)

Short-Term Investments	18,428,526	—	—	18,428,526

TOTAL	$394,810,645	$40,196,993	$134,979	$435,142,617

Other Financial Instruments*
Liabilities
Call Options Written	$(5,700)	$—	$—	$(5,700)
Securities Sold Short	(41,660,076)	—	—	(41,660,076)

TOTAL	$(41,665,776)	$—	$—	$(41,665,776)

Clough Global Opportunities Fund

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks
Basic Materials	$5,951,317	$—	$—	$5,951,317
Communications	73,878,400	—	—	73,878,400
Consumer Cyclical	126,721,169	—	—	126,721,169
Consumer Non-cyclical	32,292,995	394,727	—	32,687,722
Energy	137,919,304	—	—	137,919,304
Financial	235,965,604	—	314,949	236,280,553
Industrial	91,977,229	—	—	91,977,229
Technology	55,542,142	—	—	55,542,142
Utilities	24,541,085	—	—	24,541,085
Exchange Traded Funds	26,154,197	—	—	26,154,197
Warrants	10,527	—	—	10,527
Corporate Bonds	—	119,075,971	—	119,075,971
Asset/Mortgage Backed Securities	—	1,052,126	—	1,052,126
Foreign Government Bonds	10,637,781	—	—	10,637,781
Government & Agency Obligations	166,530,753	—	—	166,530,753
Call Options Purchased	3,808,250	—	—	3,808,250
Short-Term Investments	48,859,601	—	—	48,859,601

TOTAL	$1,040,790,354	$120,522,824	$314,949	$1,161,628,127

Other Financial Instruments*
Liabilities
Call Options Written	$(15,000)	$—	$—	$(15,000)
Securities Sold Short	(105,579,556)	—	—	(105,579,556)

TOTAL	$(105,594,556)	—	$—	$(105,594,556)

*	For detailed Industry descriptions, see the accompanying Statement of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Clough Global Allocation Fund

Investments in Securities	Balance as of March 31, 2010	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Net purchases/ (sales)	Transfers in and/or (out) of Level 3	Balance as of September 30, 2010
Common Stocks	$—	$—	$—	$—	$89,983	$89,983

Total	$—	$—	$—	$—	$89,983	$89,983

Clough Global Equity Fund

Investments in Securities	Balance as of March 31, 2010	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Net purchases/ (sales)	Transfers in and/or (ou)t of Level 3	Balance as of September 30, 2010
Common Stocks	$—	$—	$—	$—	$134,979	$134,979

Total	$—	$—	$—	$—	$134,979	$134,979

Semi-Annual Report | September 30, 2010 (Unaudited)	37

Notes to Financial Statements	Clough Global Funds

September 30, 2010 (Unaudited)

Clough Global Opportunities Fund

Investments in Securities	Balance as of March 31, 2010	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Net purchases (sales)	Transfers in and/or (out) of Level 3	Balance as of September 30, 2010
Common Stocks	$—	$—	$—	$—	$314,949	$314,949

Total	$—	$—	$—	$—	$314,949	$314,949

Options: Each Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that a Fund pays a premium whether or not the option is exercised. Additionally, a Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing securities.

Written option activity for the six-month period ended September 30, 2010 was as follows:

Clough Global Allocation Fund:

	Written Call Options		Written Put Options
	Contracts	Premiums	Contracts	Premiums
Outstanding, March 31, 2010	930	$452,200	1,070	$2,110,258
Positions opened	160	881,991	13,543	12,547,014
Exercised	—	—	—	—
Expired	(580)	(403,546)	(2,245)	(4,926,178)
Closed	(160)	(881,990)	(12,368)	(9,731,094)

Outstanding, September 30, 2010	350	$48,655	—	$—

Market Value, September 30, 2010		$3,500		$—

38	www.cloughglobal.com

Clough Global Funds	Notes to Financial Statements

September 30, 2010 (Unaudited)

Clough Global Equity Fund:

	Written Call Options		Written Put Options
	Contracts	Premiums	Contracts	Premiums
Outstanding, March 31, 2010	1,522	$741,677	1,762	$3,474,257
Positions opened	260	1,433,236	22,060	20,441,665
Exercised	—	—	—	—
Expired	(952)	(662,440)	(3,662)	(8,025,009)
Closed	(260)	(1,433,236)	(20,160)	(15,890,913)

Outstanding, September 30, 2010	570	$79,237	—	$—

Market Value, September 30, 2010		$5,700		$—

Clough Global Opportunities Fund:

	Written Call Options		Written Put Options
	Contracts	Premiums	Contracts	Premiums
Outstanding, March 31, 2010	4,000	$1,948,313	$4,647	9,160,965
Positions opened	700	3,858,712	57,850	53,651,283
Exercised	—	—	—	—
Expired	(2,500)	(1,739,789)	(9,547)	(20,877,438)
Closed	(700)	(3,858,711)	(52,950)	(41,934,810)

Outstanding, September 30, 2010	1,500	$208,525	—	$—

Market Value, September 30, 2010		$15,000		$—

Short Sales: Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

Derivatives Instruments and Hedging Activities: Each Fund may write or purchase option contracts to adjust risk and return of their overall investment positions. The following tables disclose the amounts related to each Fund’s use of derivative instruments and hedging activities.

The effect of derivatives instruments on each Fund’s Balance Sheet as of September 30, 2010:

		Asset Derivatives
Fund	Derivatives not accounted for as hedging instruments	Balance Sheet Location	Contracts	Fair Value
Clough Global Allocation Fund	Equity Contracts	Investments, at value	350	$162,750
Clough Global Equity Fund	Equity Contracts	Investments, at value	570	$265,050
Clough Global Opportunities Fund	Equity Contracts	Investments, at value	20,500	$3,808,250

		Liability Derivatives
Fund	Derivatives not accounted for as hedging instruments	Balance Sheet Location	Contracts	Fair Value
Clough Global Allocation Fund	Equity Contracts	Options written, at value	350	$3,500
Clough Global Equity Fund	Equity Contracts	Options written, at value	570	$5,700
Clough Global Opportunities Fund	Equity Contracts	Options written, at value	1,500	$15,000

Semi-Annual Report | September 30, 2010 (Unaudited)	39

Notes to Financial Statements	Clough Global Funds

September 30, 2010 (Unaudited)

The average long and short option contracts volume and the average long and short option contracts notional volume during the period ended September 30, 2010 is noted below for each of the Funds.

	Average Long Option Contract Volume	Average Long Option Contract Notional Volume	Average Short Option Contract Volume	Average Short Option Contract Notional Volume
Clough Global Allocation Fund	3,508	$7,881,091	3,521	$4,139,320
Clough Global Equity Fund	5,729	$12,866,978	5,750	$6,778,779
Clough Global Opportunities Fund	28,833	$36,298,185	15,058	$17,799,527

The effect of derivatives instruments on each Fund’s Statement of Operations for the six-month period ended September 30, 2010:

Fund	Derivatives not accounted for as hedging instruments	Location of Gain/(Loss) on Derivative Recognized in Income	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Gain/(Loss) on Derivatives Recognized in Income
Clough Global Allocation Fund	Equity Contracts	Net realized gain/(loss) on Investment securities and Written options/Net change in unrealized appreciation/(depreciation) on investments, options, securities sold short and translation of assets and liabilities denominated in foreign currencies	$(7,489,097)	$2,778,113

Clough Global Equity Fund	Equity Contracts	Net realized gain/(loss) on Investment securities and Written options/Net change in unrealized appreciation/(depreciation) on investments, options, securities sold short and translation of assets and liabilities denominated in foreign currencies	$(12,230,536)	$4,573,009

Clough Global Opportunities Fund	Equity Contracts	Net realized gain/(loss) on Investment securities and Written options/Net change in unrealized appreciation/(depreciation) on investments, options, securities sold short and translation of assets and liabilities denominated in foreign currencies	$(31,989,614)	$6,978,458

Income Taxes: Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. During the six-month period ended September 30, 2010, none of the Funds recorded a liability of any uncertain tax positions in the accompanying financial statements.

Each Fund files income tax returns in the U.S. federal jurisdiction and Colorado. The statue of limitations on each Fund’s federal and state tax filings remains open for the fiscal years ended March 31, 2010, March 31, 2009, March 31, 2008, and March 31, 2007.

Distributions to Shareholders: Each Fund intends to make a level dividend distribution each quarter to Common Shareholders after payment of interest on any outstanding borrowings or dividends on any outstanding preferred shares. The level dividend rate may be modified by the Board of Trustees from time to time. Any net capital gains earned by a Fund are distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to shareholders are recorded by each Fund on the ex-dividend date. Each Fund has received approval from the Securities and Exchange Commission (the “Commission”) for exemption from Section 19(b) of the Investment Company Act of 1940, as amended (the “1940 Act”), and Rule 19b-1 thereunder permitting each Fund to make periodic distributions of long-term capital gains, provided that the distribution policy of a fund with respect to its Common Shares calls for periodic (e.g. quarterly/monthly) distributions in an amount equal to a fixed percentage of each Fund’s average net asset value over a specified period of time or market price per common share at or about the time of distributions or pay-out of a level dollar amount. At this time, none of the Funds have implemented a managed distribution plan as permitted under the exemption.

40	www.cloughglobal.com

Clough Global Funds	Notes to Financial Statements

September 30, 2010 (Unaudited)

Securities Transactions and Investment Income: Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Certain dividend income from foreign securities will be recorded as soon as a Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date and may be subject to withholding taxes in these jurisdictions. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the highest cost basis for both financial reporting and income tax purposes.

Use of Estimates: Each Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

Counterparty Risk: Fund transactions involving a counterparty, including but not limited to, lending of securities to third parties, cash sweep arrangements, as well as investments in, but not limited to debt securities and derivatives, are subject to the risk that the counterparty will be unable or unwilling to meet commitments it has entered into with the Fund. All securities transactions involving counterparties are cleared through and held in custody by each Fund’s prime brokers, which results in concentration of counterparty risk. Each Fund is subject to such risk to the extent that these institutions may be unable to fulfill their obligations either to return a Fund’s securities or repay amounts owed. This risk, however, is mitigated by the prime broker’s rules and regulations governing their business activities, including maintenance of net capital requirements and segregation of customers’ funds and securities from holdings of the firm.

2. TAXES

	Clough Global Allocation Fund	Clough Global Equity Fund	Clough Global Opportunities Fund
Gross appreciation on investments (excess of value over tax cost)	$34,963,538	$58,085,272	$151,764,016
Gross depreciation on investments (excess of tax cost over value)	(6,926,606)	(12,595,752)	(33,210,203)

Net unrealized appreciation	28,036,932	45,489,520	118,553,813

Cost of investments for income tax purposes	$236,760,283	$389,653,097	$1,043,074,314

3. CAPITAL TRANSACTIONS

Common Shares: There are an unlimited number of no par value common shares of beneficial interest authorized for each Fund.

Transactions in common shares were as follows:

	Clough Global Allocation Fund		Clough Global Equity Fund		Clough Global Opportunities Fund
	For the Six Months Ended September 30, 2010	For the Year Ended March 31, 2010	For the Six Months Ended September 30, 2010	For the Year Ended March 31, 2010	For the Six Months Ended September 30, 2010	For the Year Ended March 31, 2010
Common Shares Outstanding - beginning of period	10,434,606	10,434,606	17,840,705	17,840,705	51,736,859	51,736,859
Common shares issued as reinvestment of dividends	—	—	—	—	—	—

Common shares outstanding - end of period	10,434,606	10,434,606	17,840,705	17,840,705	51,736,859	51,736,859

Preferred Shares: In April 2008 each Fund announced its intent to redeem all outstanding shares of its Auction Market Preferred Shares (“AMPS”). Proper notice was sent to AMPS holders on or before May 22, 2008, and all outstanding AMPS issued by each Fund were redeemed at par, in their entirety, pursuant to their terms.

Each Fund obtained alternative financing to provide new funding in order to redeem the AMPS and provide up to 33% leverage to each Fund going forward. Each Fund’s Board of Trustees approved the refinancing in April 2008. See Note 6 – Leverage, for further information on the borrowing facility used by each Fund during the six month period ended, and as of, September 30, 2010.

Semi-Annual Report | September 30, 2010 (Unaudited)	41

Notes to Financial Statements	Clough Global Funds

September 30, 2010 (Unaudited)

4. PORTFOLIO SECURITIES

Purchases and sales of investment securities, other than short-term securities, for the six-month period ended September 30, 2010 are listed in the table below.

Fund	Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long-Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
Clough Global Allocation Fund	$194,264,484	$204,848,501	$43,507,284	$24,453,215
Clough Global Equity Fund	322,237,718	332,781,292	73,246,282	50,871,774
Clough Global Opportunities Fund	857,291,899	912,485,989	213,947,331	133,265,393

5. INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

Clough Capital Partners L.P. (“Clough”) serves as each Fund’s investment adviser pursuant to an Investment Advisory Agreement (each an “Advisory Agreement” and collectively, the “Advisory Agreements”) with the respective Fund. As compensation for its services to the Fund, Clough receives an annual investment advisory fee of 0.70%, 0.90% and 1.00% based on Clough Global Allocation Fund’s, Clough Global Equity Fund’s and Clough Global Opportunities Fund’s, respectively, average daily total assets, computed daily and payable monthly. ALPS Fund Services, Inc. (“ALPS”) serves as each Fund’s administrator pursuant to an Administration, Bookkeeping and Pricing Services Agreement with each Fund. As compensation for its services to the Fund, ALPS receives an annual administration fee of 0.285%, 0.32%, and 0.32% based on Clough Global Allocation Fund’s, Clough Global Equity Fund’s and Clough Global Opportunities Fund’s, respectively, average daily total assets, computed daily and payable monthly. ALPS will pay all expenses incurred by each Fund, with the exception of advisory fees, trustees’ fees, portfolio transaction expenses, litigation expenses, taxes, cost of preferred shares, expenses of conducting repurchase offers for the purpose of repurchasing fund shares, and extraordinary expenses.

Both Clough and ALPS are considered to be “affiliates” of the Funds as defined in the 1940 Act.

6. LEVERAGE

In January 2009, each Fund entered into a financing package that includes a Committed Facility Agreement (the “Agreement”) with BNP Paribas Prime Brokerage, Inc. (“BNP”) that allowed Clough Global Allocation Fund, Clough Global Equity Fund and Clough Global Opportunities Fund to borrow up to an initial limit of $60,200,000, $98,200,000 and $239,500,000, respectively, (the “Initial Limit”) and a Lending Agreement, as defined below. During the year ended March 31, 2010, each Fund and BNP amended the Agreement to increase the borrowing limit on several occasions, subject to the applicable asset coverage requirements of Section 18 of the 1940 Act. In April, June and September of 2009 Clough Global Allocation Fund borrowed additional amounts of $11,000,000, $11,000,000 and $7,600,000, respectively. In April, June and September of 2009 Clough Global Equity Fund borrowed additional amounts of $16,000,000, $20,000,000 and $12,600,000 respectively. In April, June and September of 2009 Clough Global Opportunities Fund borrowed additional amounts of $69,000,000, $49,100,000 and $31,300,000. Borrowings under the Agreement are secured by assets of each Fund that are held by a Fund’s custodian in a separate account (the “pledged collateral”). Each Fund may, with 30 days notice, reduce the Maximum Commitment Financing (Initial Limit amount plus the increased borrowing amount in excess of the Initial Limit) to a lesser amount if drawing on the full amount would result in a violation of the applicable asset coverage requirement of Section 18 of the 1940 Act. Interest is charged at the three month LIBOR (London Inter-bank Offered Rate) plus 1.10% on the amount borrowed and 1.00% on the undrawn balance. Each Fund also pays a one time Arrangement fee of 0.25% on (i) the Initial Limit and (ii) any increased borrowing amount in the excess of the Initial Limit, paid in monthly installments for the six months immediately following the date on which borrowings were drawn by the Fund. The Arrangement fee paid by Clough Global Allocation Fund, Clough Global Equity Fund and Clough Global Opportunities Fund for the six-month period ended September 30, 2010 totaled $689,715, $1,129,062 and $2,987,024, respectively, and is included in Other expenses for each Fund in the Statements of Operations. For the six-month period ended September 30, 2010, the average amount borrowed by Clough Global Allocation Fund, Clough Global Equity Fund and Clough Global Opportunities Fund under the agreement and the average interest rate for the amount borrowed were $89,800,000, $147,000,000 and $388,900,000 and 1.51%, 1.51% and 1.51%, respectively. As of September 30, 2010, the amount of such outstanding borrowings for Clough Global Allocation Fund, Clough Global Equity Fund and Clough Global Opportunities Fund is $89,800,000, $147,000,000 and $388,900,000, respectively. The interest rate applicable to the borrowings of Clough Global Allocation Fund, Clough Global Opportunities Fund and Clough Global Equity Fund on September 30, 2010 was 1.39%, 1.39% and 1.39%, respectively.

The Lending Agreement is a separate side-agreement between each Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by a Fund to BNP under the Agreement. The Lending Agreement is intended to permit each Fund to significantly reduce the cost of its borrowings under the Agreement. BNP has the ability to reregister the Lent Securities in its own name or in another name other than the Fund to pledge, re-pledge, sell, lend or otherwise transfer or use the collateral with all attendant rights of ownership. (It is each Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows Lent Securities from BNP.) Each Fund may designate any security within the pledged collateral as

42	www.cloughglobal.com

Clough Global Fund	Notes to Financial Statements

September 30, 2010 (Unaudited)

ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by a Fund. During the period in which the Lent Securities are outstanding, BNP must remit payment to each Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities.

Under the terms of the Lending Agreement, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by a Fund to BNP under the Agreement (the “Current Borrowings”), BNP must, on that day, either (1) return Lent Securities to each Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with each Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, each Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings. Each Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to each Fund’s custodian no later than three business days after such request. If a Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities or equivalent securities in a timely fashion, BNP shall remain liable to each Fund’s custodian for the ultimate delivery of such Lent Securities, or equivalent securities, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. Each Fund shall also have the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair market value of such Lent Securities against the Current Borrowings.

The Board of Trustees has approved each Agreement and the Lending Agreement. No violations of the Agreement or the Lending Agreement have occurred during the six-months ended September 30, 2010.

Each Fund receives income from BNP based on the value of the Lent Securities. This income is recorded as Hypothecated Securities Income on the Statements of Operations. The interest incurred on borrowed amounts is recorded as Interest on Loan in the Statements of Operations, a part of Total Expenses. Total Expenses are used to calculate some of the ratios shown in the Financial Highlights. This differs from the way the dividends paid on the AMPS were recorded in prior years as those amounts were excluded from Total Expenses on the Statement of Operations. This change in presentation, based on accounting principles generally accepted in the U.S., can cause the ratio of expenses to average net assets (as shown in the Financial Highlights) to increase compared to prior fiscal years. This is a reflection of how the information is presented on the financial statements, rather than a true increase in the cost of leverage (financing vs. the AMPS now redeemed).

7. OTHER

The Independent Trustees of each Fund receive from each Fund a quarterly retainer of $3,500 and an additional $1,500 for each board meeting attended. The Chairman of the Board of Trustees of each Fund receives a quarterly retainer from each Fund of $4,200 and an additional $1,800 for each board meeting attended. The Chairman of the Audit Committee of each Fund receives a quarterly retainer from each Fund of $3,850 and an additional $1,650 for each board meeting attended.

8. SUBSEQUENT EVENTS

Management has evaluated whether any events or transactions occurred subsequent to September 30, 2010 through the date of issuance of the Funds’ financial statements, and determined that there were no other material events or transactions that would require recognition or disclosure in the Funds’ financial statements.

Semi-Annual Report | September 30, 2010 (Unaudited)	43

Dividend Reinvestment Plan	Clough Global Funds

September 30, 2010 (Unaudited)

Unless the registered owner of Common Shares elects to receive cash by contacting The Bank of New York Mellon (the “Plan Administrator” or “BNY Mellon”), all dividends declared on Common Shares will be automatically reinvested by the Plan Administrator for shareholders in each Fund’s Dividend Reinvestment Plan (the “Plan”), in additional Common Shares. Shareholders who elect not to participate in the Plan will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the Common Shares are held in street or other nominee name, then to such nominee) by BNY Mellon as dividend disbursing agent. You may elect not to participate in the Plan and to receive all dividends in cash by contacting BNY Mellon, as dividend disbursing agent, at the address set forth below. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may re–invest that cash in additional Common Shares for you. If you wish for all dividends declared on your Common Shares to be automatically reinvested pursuant to the Plan, please contact your broker.

The Plan Administrator will open an account for each Common Shareholder under the Plan in the same name in which such Common Shareholder’s Common Shares are registered. Whenever a Fund declares a dividend or other distribution (together, a “Dividend”) payable in cash, non–participants in the Plan will receive cash and participants in the Plan will receive the equivalent in Common Shares. The Common Shares will be acquired by the Plan Administrator for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized Common Shares from a Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding Common Shares on the open market (“Open–Market Purchases”) on the American Stock Exchange or elsewhere. If, on the payment date for any Dividend, the closing market price plus estimated brokerage commissions per Common Share is equal to or greater than the net asset value per Common Share, the Plan Administrator will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the net asset value per Common Share on the payment date; provided that, if the net asset value is less than or equal to 95% of the closing market value on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per Common Share on the payment date. If, on the payment date for any Dividend, the net asset value per Common Share is greater than the closing market value plus estimated brokerage commissions, the Plan Administrator will invest the Dividend amount in Common Shares acquired on behalf of the participants in Open–Market Purchases. In the event of a market discount on the payment date for any Dividend, the Plan Administrator will have until the last business day before the next date on which the Common Shares trade on an “ex–dividend” basis or 30 days after the payment date for such Dividend, whichever is sooner (the “Last Purchase Date”), to invest the Dividend amount in Common Shares acquired in Open–Market Purchases. If, before the Plan Administrator has completed its Open–Market Purchases, the market price per Common Share exceeds the net asset value per Common Share, the average per Common Share purchase price paid by the Plan Administrator may exceed the net asset value of the Common Shares, resulting in the acquisition of fewer Common Shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open–Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open–Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open–Market Purchases and may invest the uninvested portion of the Dividend amount in Newly Issued Common Shares at the net asset value per Common Share at the close of business on the Last Purchase Date provided that, if the net asset value is less than or equal to 95% of the then current market price per Common Share; the dollar amount of the Dividend will be divided by 95% of the market price on the payment date.

The Plan Administrator maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common Shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

In the case of Common Shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Administrator will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder’s name and held for the account of beneficial owners who participate in the Plan.

There will be no brokerage charges with respect to Common Shares issued directly by a Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with Open–Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends. Participants that request a sale of Common Shares through the Plan Administrator are subject to brokerage commissions.

Each Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, each Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All correspondence or questions concerning the Plan should be directed to the Plan Administrator, The Bank of New York Mellon, 101 Barclay Street, New York, New York 10286, 11E, Transfer Agent Services, 800 433–8191.

44	www.cloughglobal.com

Clough Global Funds	Additional Information

September 30, 2010 (Unaudited)

FUND PROXY VOTING POLICIES & PROCEDURES

Each Fund’s Policies and procedures used in determining how to vote proxies relating to portfolio securities are available on the Funds’ website at http://www.cloughglobal.com. Information regarding how each Fund voted proxies relating to portfolio securities held by each Fund for the period ended June 30, 2010, are available without charge, upon request, by contacting the Funds at 1-877-256-8445 and on the Commission’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the Commission for  the first and third quarters of each fiscal year on Form N–Q within 60 days after the end of the period. Copies of the Funds’ Form N–Q are available without a charge, upon request, by contacting the Funds at 1–877–256–8445 and on the Commission’s website at http://www.sec.gov. You may also review and copy Form N–Q at the Commission’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the Commission at 1–800–SEC–0330.

NOTICE

Notice is hearby given in accordance with Section 23(c) of the Investment Company Act of 1940 that each Fund may purchase at market prices from time to time shares of its common stock in the open market.

SHAREHOLDER MEETING

On July 16, 2010, the Funds held their annual meeting of Shareholders for the purpose of voting on a proposal to re-elect Trustees of the Funds. The results of the proposal for each Fund were as follows:

Proposal: To re-elect the following trustees to the Clough Global Allocation Fund Board

	Edmund J. Burke	John F. Mee
For	9,839,556	9,870,036
Withheld	290,208	259,727
Withheld from Director	290,208	259,727

Proposal: To re-elect the following trustees to the Clough Global Equity Fund Board

	Robert L. Butler	James E. Canty	Richard C. Rantzow
For	16,562,911	16,581,253	16,439,730
Withheld	310,439	292,097	433,620
Withheld from Director	310,439	292,097	433,620

Proposal: To re-elect the following trustees to the Clough Global Opportunities Fund Board

	Andrew C. Boynton	Adam D. Crescenzi	Jerry G. Rutledge
For	47,748,178	47,888,737	47,934,926
Withheld	1,365,895	1,225,336	1,179,147
Withheld from Director	1,365,895	1,225,336	1,179,147

Semi-Annual Report | September 30, 2010 (Unaudited)	45

Additional Information	Clough Global Funds

September 30, 2010 (Unaudited)

INVESTMENT ADVISORY AGREEMENT

On July 14, 2010, the Board of Trustees of each Fund met in person to, among other things, review and consider the renewal of the Advisory Agreements. In its consideration of the Advisory Agreements, the Trustees, including the non-interested Trustees, considered in general the nature, quality and scope of services to be provided by Clough.

Prior to the beginning of their review of the Advisory Agreements, counsel to the Funds, who also serves as independent counsel to the non-interested Trustees, discussed with the Trustees their fiduciary responsibilities in general and also specifically with respect to the renewal of the Advisory Agreements.

Representatives from Clough presented Clough’s materials regarding consideration of renewal of the Advisory Agreements. The Board noted that included in the Board materials were responses by Clough to a questionnaire drafted by legal counsel to the Fund to assist the Board in evaluating whether to renew the Advisory Agreements (the “15(c) Materials”). The Board noted that the 15(c) Materials were extensive, and included information relating to each Fund’s investment results; portfolio composition; advisory fee and expense comparisons; financial information regarding Clough; descriptions such as compliance monitoring and portfolio trading practices; information about the personnel providing investment management services to the Funds; and the nature of services provided under the Advisory Agreements.

The Board reviewed the organizational structure of Clough and the qualifications of Clough and its principals to act as each Fund’s adviser. The Board considered the professional experience of the portfolio managers, including the biographies of Charles I. Clough, Jr., Eric A. Brock and James E. Canty, emphasizing that Mr. Clough, Mr. Brock, and Mr. Canty each had substantial experience as an investment professional. The Trustees, all of whom currently serve as Trustees for the Funds, acknowledged their familiarity with the expertise and standing in the investment community of Messrs. Clough, Brock and Canty, and their satisfaction with the expertise of Clough and the services provided by Clough to the Funds. The Trustees concluded that the portfolio management team was well qualified to serve the Funds in those functions.

The Board next reviewed Clough’s procedures relating to compliance and oversight with respect to Clough’s brokerage allocation and soft dollar policies. The Trustees noted that Clough’s order management systems contain pre-trade compliance functions that review each trade against certain of the Funds’ investment restrictions and applicable 1940 Act and Internal Revenue Code restrictions, and noted the efforts that Clough’s Chief Compliance Officer will undertake to summarize monthly for Clough’s management and quarterly for the Trustees any violations that may occur, as well any other violations detected through the manual monitoring that supplements the order management system’s testing. The Board also noted the adequacy of Clough’s facilities. The Trustees concluded that Clough appeared to have adequate procedures and personnel in place to ensure compliance by Clough with applicable law and with each Fund’s investment objectives and restrictions.

The Board next reviewed the terms of the Advisory Agreement, noting that Clough would receive a fee of 0.70%, 0.90% and 1.00% based on Clough Global Allocation Fund’s, Clough Global Equity Fund’s and Clough Global Opportunities Fund’s, respectively, average daily total assets. The Trustees reviewed the fees charged by Clough to other clients for which it provides comparable services. The Trustees then reviewed Clough’s income statement for the year ended December 31, 2009, and its balance sheet as of that date. The Trustees further reviewed a profit and loss analysis as it relates to Clough’s advisory business and compared the profitability analysis to that provided by Clough Capital to the Board in previous years.

The Board discussed the possible benefits Clough may accrue because of its relationship with the Funds as well as potential benefits that accrue to the Funds because of their relationship with Clough. The Board noted that Clough does not realize any direct benefits due to the allocation of brokerage and related transactions on behalf of the Funds.

The Board reviewed and discussed materials prepared and distributed in advance of the meeting regarding the comparability of the investment advisory fees of the Funds with the investment advisory fees of other investment companies, which had been prepared at the request of ALPS by Lipper Analytical Services (“Lipper”.) Lipper’s report contained information regarding investment performance, comparisons of cost and expense structures of each Fund with other funds’ cost and expense structures, as well as comparisons of each Fund’s performance with the performance during similar periods of members of an objectively identified peer group and related matters.

As the Funds are unique in the marketplace, Lipper had a difficult time presenting a large peer group for comparison. The Trustees compared fees from seven (7) closed-end leveraged investment companies versus each Fund’s fees. The investment advisory fee for this group ranged from 0.673% to 1.000%, with a median of 0.979%. The Board noted that as prepared by Lipper, the net total expenses for this group ranged from 0.776% to 1.458%, with a median of 1.183% and the Clough Global Allocation Fund’s, Clough Global Equity Fund’s and Clough Global Opportunities Fund’s net total expenses were 1.090%, 1.305% and 1.386%, respectively. The Board discussed the other non-management expenses category included in Lipper’s expense ratio components. Discussion ensued and the Board noted that each Fund’s non-management expenses for the latest fiscal year included certain one-time expenses associated with leverage. The Board noted that in addition to the Lipper report, the Board also received from Clough a comparative fund universe. The Board discussed the differences in the total expenses for the Funds as described in the Lipper report versus that prepared by Clough and noted that the Lipper report contained total net expenses whereas the Clough report contained total gross expenses.

46	www.cloughglobal.com

Clough Global Funds	Additional Information

September 30, 2010 (Unaudited)

The Trustees further noted that the objectives of the funds in the Lipper analysis differed from each Fund’s objectives and policies. The Trustees believed that the Lipper report, augmented by Clough’s analysis, provided a sufficient comparative universe. Nonetheless, the Trustees noted that the Lipper report appeared to contain some inconsistencies that were corrected in the Clough report.

At this point, Mr. Burke and Mr. Canty, both “interested persons” of the Funds, as well as the other representatives of ALPS and Clough, left the meeting. The non-interested Trustees, with the assistance of legal counsel, reviewed and discussed in more detail the information that had been presented relating to Clough, the Advisory Agreements and Clough’s profitability.

Mr. Burke, Mr. Canty, and the representatives of ALPS and Clough rejoined the meeting. The Board of Trustees of the Fund, present in person, with the non-interested Trustees present in person voting separately, unanimously concluded that the investment advisory fee of 0.70%, 0.90% and 1.00% based on Clough Global Allocation Fund’s, Clough Global Equity Fund’s and Clough Global Opportunities Fund’s, respectively, average daily total assets are fair and reasonable for each respective Fund and that the renewal of the Advisory Agreements is in the best interests of each Fund and its shareholders.

Semi-Annual Report | September 30, 2010 (Unaudited)	47

Clough Global Funds	Notes

CLOUGH CAPITAL PARTNERS, LP
1290 Broadway, Suite 1100
Denver, CO 80203
1–877–256–8445

ALPS FUND SERVICES

This Fund is neither insured nor guaranteed by the U.S. Government, the FDIC, the Federal Reserve Board or any other governmental agency or insurer.

For more information about the Fund, including a prospectus, please visit www.cloughglobal.com or call 1–877–256–8445.

Item 2. Code of Ethics.

Not applicable to semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual report.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to semi-annual report.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes by which shareholders may recommend nominees to the Board of Trustees.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable to semi-annual report.

(a)(2) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex-99.Cert.

(a)(3) Not applicable.

(b) A certification for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex-99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLOUGH GLOBAL OPPORTUNITIES FUND

By:	/s/ Edmund J. Burke
Edmund J. Burke
President & Trustee

Date:	November 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

CLOUGH GLOBAL OPPORTUNITIES FUND

By:	/s/ Edmund J. Burke
Edmund J. Burke
President/Principal Executive Officer

Date:	November 30, 2010

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer/Principal Financial Officer

Date:	November 30, 2010